UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21323

Investment Company Act File Number

Eaton Vance Limited Duration Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

June 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Limited Duration Income Fund

June 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 53.8%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 0.8%
IAP Worldwide Services, Inc.
Revolving Loan, 1.38%, Maturing July 18, 2018(2)		172	$170,506
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		231	185,050
Silver II US Holdings, LLC
Term Loan, 4.23%, Maturing December 13, 2019		4,741	4,711,102
TransDigm, Inc.
Term Loan, 4.28%, Maturing February 28, 2020		1,413	1,415,135
Term Loan, 4.29%, Maturing June 4, 2021		2,377	2,379,471
Term Loan, 4.23%, Maturing June 9, 2023		3,309	3,309,057
Wesco Aircraft Hardware Corp.
Term Loan, 4.23%, Maturing October 4, 2021		1,107	1,108,605

			$13,278,926

Automotive — 1.4%
Allison Transmission, Inc.
Term Loan, 3.22%, Maturing September 23, 2022		1,787	$1,800,267
American Axle and Manufacturing, Inc.
Term Loan, 3.47%, Maturing April 6, 2024		3,539	3,525,535
CS Intermediate Holdco 2, LLC
Term Loan, 3.55%, Maturing October 26, 2023		1,720	1,723,334
Dayco Products, LLC
Term Loan, 6.18%, Maturing May 19, 2023		1,200	1,198,500
FCA US, LLC
Term Loan, 3.16%, Maturing December 31, 2018		1,597	1,606,894
Federal-Mogul Holdings Corporation
Term Loan, 4.93%, Maturing April 15, 2021		4,784	4,803,281
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.12%, Maturing April 30, 2019		2,258	2,278,564
Horizon Global Corporation
Term Loan, 5.73%, Maturing June 30, 2021		436	439,164
Sage Automotive Holdings, Inc.
Term Loan, 6.23%, Maturing October 27, 2022		871	877,155
TI Group Automotive Systems, LLC
Term Loan, 3.75%, Maturing June 30, 2022	EUR	933	1,076,714
Term Loan, 3.98%, Maturing June 30, 2022		1,400	1,401,813
Tower Automotive Holdings USA, LLC
Term Loan, 3.88%, Maturing March 7, 2024		3,188	3,194,000

			$23,925,221

Beverage and Tobacco — 0.2%
9941762 Canada, Inc.
Term Loan, 5.00%, Maturing December 15, 2023		2,587	$2,609,636

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Flavors Holdings, Inc.
Term Loan, 7.05%, Maturing April 3, 2020	906	$860,344
Term Loan - Second Lien, 11.30%, Maturing October 3, 2021	1,000	750,000

		$4,219,980

Brokerage/Securities Dealers/Investment Houses — 0.2%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020	634	$644,547
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021	2,318	2,294,743
Salient Partners L.P.
Term Loan, 9.66%, Maturing May 19, 2021	854	828,198

		$3,767,488

Building and Development — 1.3%
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.73%, Maturing October 31, 2023	3,042	$3,052,728
Auction.com, LLC
Term Loan, 6.23%, Maturing May 12, 2019	1,222	1,232,566
CPG International, Inc.
Term Loan, 5.05%, Maturing May 3, 2024	1,735	1,737,041
DTZ U.S. Borrower, LLC
Term Loan, 4.45%, Maturing November 4, 2021	4,174	4,179,641
Henry Company, LLC
Term Loan, 5.73%, Maturing October 5, 2023	2,363	2,403,003
Quikrete Holdings, Inc.
Term Loan, 3.98%, Maturing November 15, 2023	3,109	3,107,217
RE/MAX International, Inc.
Term Loan, 4.05%, Maturing December 15, 2023	2,274	2,287,819
Realogy Corporation
Term Loan, 3.48%, Maturing July 20, 2022	926	933,397
Summit Materials Companies I, LLC
Term Loan, 3.98%, Maturing July 17, 2022	711	717,272
Werner Co.
Term Loan, Maturing June 23, 2024(4)	625	623,438
WireCo WorldGroup, Inc.
Term Loan, 6.70%, Maturing September 30, 2023	695	701,408
Term Loan - Second Lien, 10.20%, Maturing September 30, 2024	1,650	1,661,344

		$22,636,874

Business Equipment and Services — 3.8%
Acosta Holdco, Inc.
Term Loan, 4.48%, Maturing September 26, 2021	2,226	$2,015,465
AlixPartners, LLP
Term Loan, 4.30%, Maturing April 4, 2024	2,195	2,207,393
Altisource Solutions S.a.r.l.
Term Loan, 4.73%, Maturing December 9, 2020	1,512	1,315,512
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.49%, Maturing June 21, 2024	600	598,950
Camelot UK Holdco Limited
Term Loan, 4.73%, Maturing October 3, 2023	1,365	1,374,371
Cast and Crew Payroll, LLC
Term Loan, 4.80%, Maturing August 12, 2022	473	474,397

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CCC Information Services, Inc.
Term Loan, 4.23%, Maturing April 27, 2024		1,450	$1,448,187
Change Healthcare Holdings, Inc.
Term Loan, 3.98%, Maturing March 1, 2024		7,706	7,716,522
Commerce Merger Sub, Inc.
Term Loan, Maturing May 31, 2024(4)		725	725,906
Corporate Capital Trust, Inc.
Term Loan, 4.56%, Maturing May 20, 2019		2,218	2,241,809
CPM Holdings, Inc.
Term Loan, 5.48%, Maturing April 11, 2022		344	348,841
Crossmark Holdings, Inc.
Term Loan, 4.80%, Maturing December 20, 2019		1,984	1,412,221
Education Management, LLC
Term Loan, 5.66%, Maturing July 2, 2020(3)		466	330,649
Term Loan, 8.66%, Maturing July 2, 2020(3)		885	0
EIG Investors Corp.
Term Loan, 5.24%, Maturing February 9, 2023		3,905	3,924,090
Extreme Reach, Inc.
Term Loan, 7.55%, Maturing February 7, 2020		1,761	1,763,445
First Data Corporation
Term Loan, 3.47%, Maturing July 8, 2022		5,085	5,083,451
Garda World Security Corporation
Term Loan, 5.23%, Maturing May 24, 2024		2,205	2,219,176
Term Loan, 5.75%, Maturing May 24, 2024	CAD	1,025	789,419
Global Payments, Inc.
Term Loan, 3.23%, Maturing April 22, 2023		1,060	1,066,362
IG Investment Holdings, LLC
Term Loan, 5.30%, Maturing October 31, 2021		2,492	2,518,132
Information Resources, Inc.
Term Loan, 5.47%, Maturing January 18, 2024		1,022	1,027,709
ION Trading Finance Limited
Term Loan, 3.75%, Maturing August 11, 2023	EUR	1,331	1,541,269
Term Loan, 4.05%, Maturing August 11, 2023		446	443,390
J.D. Power and Associates
Term Loan, 5.55%, Maturing September 7, 2023		868	873,865
KAR Auction Services, Inc.
Term Loan, 3.56%, Maturing March 11, 2021		2,218	2,234,428
Kronos Incorporated
Term Loan, 4.68%, Maturing November 1, 2023		6,990	7,046,269
Monitronics International, Inc.
Term Loan, 6.80%, Maturing September 30, 2022		2,941	2,972,913
PGX Holdings, Inc.
Term Loan, 6.48%, Maturing September 29, 2020		1,605	1,611,120
Prime Security Services Borrower, LLC
Term Loan, 3.97%, Maturing May 2, 2022		2,017	2,021,729
Spin Holdco, Inc.
Term Loan, 4.97%, Maturing November 14, 2022		3,967	3,952,560
Tempo Acquisition, LLC
Term Loan, 4.06%, Maturing May 1, 2024		1,000	1,003,229
Trans Union, LLC
Term Loan, 3.73%, Maturing April 9, 2023		295	297,800
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.43%, Maturing September 2, 2021		1,502	1,508,174

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Vestcom Parent Holdings, Inc.
Term Loan, 5.22%, Maturing December 19, 2023		622	$624,984
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.48%, Maturing May 14, 2022		313	313,513

			$67,047,250

Cable and Satellite Television — 2.0%
Atlantic Broadband Finance, LLC
Term Loan, 3.73%, Maturing November 30, 2019		783	$785,475
Charter Communications Operating, LLC
Term Loan, 3.23%, Maturing July 1, 2020		359	360,221
Term Loan, 3.48%, Maturing January 15, 2024		2,395	2,406,496
CSC Holdings, LLC
Term Loan, 3.46%, Maturing July 17, 2025		4,065	4,059,118
MCC Iowa, LLC
Term Loan, 3.69%, Maturing January 29, 2021		1,104	1,111,583
Mediacom Illinois, LLC
Term Loan, 3.44%, Maturing February 15, 2024		634	638,342
Numericable Group S.A.
Term Loan, 3.00%, Maturing July 31, 2025	EUR	525	602,680
Term Loan, 3.94%, Maturing July 31, 2025		2,150	2,135,604
Radiate Holdco, LLC
Term Loan, 4.23%, Maturing February 1, 2024		848	838,072
Telenet Financing USD, LLC
Term Loan, 3.91%, Maturing June 30, 2025		3,450	3,458,337
UPC Financing Partnership
Term Loan, 3.91%, Maturing April 15, 2025		3,100	3,107,363
Virgin Media Bristol, LLC
Term Loan, 3.91%, Maturing January 31, 2025		8,050	8,064,257
Ziggo Secured Finance B.V.
Term Loan, 3.00%, Maturing April 15, 2025	EUR	2,625	3,020,629
Ziggo Secured Finance Partnership
Term Loan, 3.66%, Maturing April 15, 2025		4,150	4,144,813

			$34,732,990

Chemicals and Plastics — 2.6%
Alpha 3 B.V.
Term Loan, 4.30%, Maturing January 31, 2024		650	$652,762
Aruba Investments, Inc.
Term Loan, 4.80%, Maturing February 2, 2022		369	370,790
Ashland, Inc.
Term Loan, 3.21%, Maturing May 24, 2024		625	628,516
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.30%, Maturing June 1, 2024		2,925	2,937,981
Chemours Company (The)
Term Loan, 3.57%, Maturing May 12, 2022		529	531,787
Emerald Performance Materials, LLC
Term Loan, 4.73%, Maturing August 1, 2021		649	654,118
Term Loan - Second Lien, 8.98%, Maturing August 1, 2022		725	726,209
Ferro Corporation
Term Loan, 3.73%, Maturing February 14, 2024		499	501,867
Flint Group GmbH
Term Loan, 4.15%, Maturing September 7, 2021		193	192,057

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Flint Group US, LLC
Term Loan, 4.15%, Maturing September 7, 2021		1,168	$1,161,785
GCP Applied Technologies, Inc.
Term Loan, 4.48%, Maturing February 3, 2022		642	645,887
Gemini HDPE, LLC
Term Loan, 4.17%, Maturing August 7, 2021		2,042	2,055,069
Huntsman International, LLC
Term Loan, 4.23%, Maturing April 19, 2019		553	555,744
Term Loan, 3.87%, Maturing October 1, 2021		993	998,858
Term Loan, 4.12%, Maturing April 1, 2023		2,258	2,269,918
Ineos Finance PLC
Term Loan, 3.25%, Maturing March 31, 2022	EUR	513	591,791
Ineos US Finance, LLC
Term Loan, 3.98%, Maturing March 31, 2022		831	834,448
Term Loan, 3.98%, Maturing April 1, 2024		771	775,463
Kraton Polymers, LLC
Term Loan, 5.23%, Maturing January 6, 2022		2,946	2,979,226
Kronos Worldwide, Inc.
Term Loan, 4.30%, Maturing February 18, 2020		387	388,774
MacDermid, Inc.
Term Loan, 4.73%, Maturing June 7, 2020		391	393,962
Term Loan, 4.23%, Maturing June 7, 2023		2,935	2,946,581
Minerals Technologies, Inc.
Term Loan, 3.52%, Maturing February 14, 2024		1,242	1,254,245
Orion Engineered Carbons GmbH
Term Loan, 2.75%, Maturing July 25, 2021	EUR	1,061	1,227,412
Term Loan, 3.80%, Maturing July 25, 2021		731	733,434
OXEA Finance, LLC
Term Loan, 4.40%, Maturing January 15, 2020		1,230	1,215,153
PolyOne Corporation
Term Loan, 3.38%, Maturing November 12, 2022		591	596,298
PQ Corporation
Term Loan, 5.48%, Maturing November 4, 2022		1,460	1,476,456
Solenis International L.P.
Term Loan, 4.45%, Maturing July 31, 2021		387	388,209
Term Loan, 4.50%, Maturing July 31, 2021	EUR	1,264	1,464,720
Sonneborn Refined Products B.V.
Term Loan, 4.98%, Maturing December 10, 2020		83	83,492
Sonneborn, LLC
Term Loan, 4.98%, Maturing December 10, 2020		469	473,122
Tata Chemicals North America, Inc.
Term Loan, 4.06%, Maturing August 7, 2020		1,019	1,018,577
Trinseo Materials Operating S.C.A.
Term Loan, 4.48%, Maturing November 5, 2021		2,842	2,872,492
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.80%, Maturing March 19, 2020		2,396	2,415,323
Unifrax Corporation
Term Loan, 5.05%, Maturing April 4, 2024		625	632,031
Univar, Inc.
Term Loan, 3.98%, Maturing July 1, 2022		3,783	3,790,352
Venator Materials Corporation
Term Loan, Maturing June 20, 2024(4)		425	423,937

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Versum Materials, Inc.
Term Loan, 3.80%, Maturing September 29, 2023		720	$727,208
Zep, Inc.
Term Loan, 5.23%, Maturing June 27, 2022		392	393,470

			$44,979,524

Conglomerates — 0.2%
Bestway UK Holdco Limited
Term Loan, 4.75%, Maturing October 6, 2021	GBP	1,103	$1,446,077
Penn Engineering & Manufacturing Corp.
Term Loan, 3.97%, Maturing May 30, 2024		275	276,375
Spectrum Brands, Inc.
Term Loan, 3.17%, Maturing June 23, 2022		2,238	2,248,893

			$3,971,345

Containers and Glass Products — 1.2%
Berry Plastics Group, Inc.
Term Loan, 3.68%, Maturing October 1, 2022		1,054	$1,056,467
BWAY Holding Company
Term Loan, 4.33%, Maturing April 3, 2024		1,125	1,125,402
Consolidated Container Company, LLC
Term Loan, 4.73%, Maturing May 22, 2024		450	453,445
Flex Acquisition Company, Inc.
Term Loan, 4.40%, Maturing December 29, 2023		2,300	2,312,075
Horizon Holdings III SAS
Term Loan, 3.75%, Maturing December 22, 2022	EUR	1,925	2,214,899
Libbey Glass, Inc.
Term Loan, 4.10%, Maturing April 9, 2021		496	456,320
Pelican Products, Inc.
Term Loan, 5.55%, Maturing April 11, 2020		359	360,374
Reynolds Group Holdings, Inc.
Term Loan, 4.23%, Maturing February 5, 2023		10,067	10,099,547
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.23%, Maturing March 13, 2022		2,809	2,828,302

			$20,906,831

Cosmetics/Toiletries — 0.3%
Coty, Inc.
Term Loan, 3.58%, Maturing October 27, 2022		1,037	$1,043,395
Galleria Co.
Term Loan, 4.13%, Maturing September 29, 2023		2,100	2,116,078
KIK Custom Products, Inc.
Term Loan, 5.79%, Maturing August 26, 2022		1,690	1,703,928
Prestige Brands, Inc.
Term Loan, 3.98%, Maturing January 26, 2024		723	727,733

			$5,591,134

Drugs — 2.5%
Albany Molecular Research, Inc.
Term Loan, 5.91%, Maturing July 16, 2021		2,835	$2,852,585
Alkermes, Inc.
Term Loan, 3.97%, Maturing September 25, 2021		1,144	1,152,655
Amneal Pharmaceuticals, LLC
Term Loan, 4.80%, Maturing November 1, 2019		4,629	4,663,693

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Arbor Pharmaceuticals, Inc.
Term Loan, 6.30%, Maturing July 5, 2023		2,919	$2,961,182
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.50%, Maturing April 29, 2024		5,425	5,477,129
Horizon Pharma, Inc.
Term Loan, 4.88%, Maturing March 29, 2024		1,093	1,099,284
Jaguar Holding Company II
Term Loan, 4.01%, Maturing August 18, 2022		6,479	6,487,156
Mallinckrodt International Finance S.A.
Term Loan, 4.05%, Maturing September 24, 2024		5,073	5,065,239
Patheon Holdings I B.V.
Term Loan, 4.50%, Maturing April 20, 2024		3,075	3,085,892
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.83%, Maturing April 1, 2022		10,278	10,428,986

			$43,273,801

Ecological Services and Equipment — 0.4%
Advanced Disposal Services, Inc.
Term Loan, 3.94%, Maturing November 10, 2023		2,495	$2,510,342
EnergySolutions, LLC
Term Loan, 6.98%, Maturing May 29, 2020		2,186	2,204,891
GFL Environmental, Inc.
Term Loan, 4.77%, Maturing September 27, 2023	CAD	1,588	1,226,084
Term Loan, 4.05%, Maturing September 29, 2023		968	971,115

			$6,912,432

Electronics/Electrical — 5.1%
Almonde, Inc.
Term Loan, 4.74%, Maturing June 13, 2024		3,000	$3,004,329
Answers Finance, LLC
Term Loan - Second Lien, 9.00%, Maturing September 15, 2021		409	400,977
Applied Systems, Inc.
Term Loan, 4.55%, Maturing January 25, 2021		2,250	2,265,922
Aptean, Inc.
Term Loan, 5.55%, Maturing December 20, 2022		1,572	1,576,456
Avast Software B.V.
Term Loan, 4.55%, Maturing September 30, 2023		2,340	2,364,755
Campaign Monitor Finance Pty. Limited
Term Loan, 6.55%, Maturing March 18, 2021		898	852,595
CommScope, Inc.
Term Loan, 3.30%, Maturing December 29, 2022		1,844	1,849,660
Cypress Semiconductor Corporation
Term Loan, 4.84%, Maturing July 5, 2021		1,299	1,313,831
Electrical Components International, Inc.
Term Loan, 6.05%, Maturing May 28, 2021		2,009	2,021,762
Electro Rent Corporation
Term Loan, 6.23%, Maturing January 19, 2024		1,468	1,482,301
Entegris, Inc.
Term Loan, 3.48%, Maturing April 30, 2021		260	261,980
Excelitas Technologies Corp.
Term Loan, 6.30%, Maturing October 31, 2020		1,969	1,970,259
Eze Castle Software, Inc.
Term Loan, 4.30%, Maturing April 6, 2020		729	734,764

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Go Daddy Operating Company, LLC
Term Loan, 3.73%, Maturing February 15, 2024	6,368	$6,389,649
Hyland Software, Inc.
Term Loan, 4.48%, Maturing July 1, 2022	3,149	3,171,119
Term Loan, Maturing July 1, 2022(4)	650	654,536
Infoblox, Inc.
Term Loan, 6.23%, Maturing November 7, 2023	1,050	1,058,531
Infor (US), Inc.
Term Loan, 4.05%, Maturing February 1, 2022	9,103	9,060,430
Informatica Corporation
Term Loan, 4.80%, Maturing August 5, 2022	3,611	3,610,981
Lattice Semiconductor Corporation
Term Loan, 5.33%, Maturing March 10, 2021	617	616,312
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.46%, Maturing May 17, 2024	1,503	1,500,088
MA FinanceCo., LLC
Term Loan, 3.67%, Maturing November 19, 2021	4,652	4,653,336
Term Loan, 3.96%, Maturing April 26, 2024	558	558,458
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021(2)	265	267,146
Term Loan, 4.98%, Maturing July 8, 2021	483	487,258
Term Loan, 4.98%, Maturing July 8, 2021	1,556	1,573,297
Microsemi Corporation
Term Loan, 3.33%, Maturing January 15, 2023	534	536,420
MTS Systems Corporation
Term Loan, 5.33%, Maturing July 5, 2023	1,588	1,594,431
Renaissance Learning, Inc.
Term Loan, 5.05%, Maturing April 9, 2021	897	901,876
Term Loan - Second Lien, 8.30%, Maturing April 11, 2022	300	300,125
Rocket Software, Inc.
Term Loan, 5.55%, Maturing October 14, 2023	1,365	1,378,676
Seattle Spinco, Inc.
Term Loan, 4.03%, Maturing March 14, 2018	3,767	3,771,407
SGS Cayman L.P.
Term Loan, 6.67%, Maturing April 23, 2021	257	246,802
SkillSoft Corporation
Term Loan, 5.98%, Maturing April 28, 2021	5,058	4,789,147
Southwire Company
Term Loan, 3.62%, Maturing February 10, 2021	1,287	1,292,534
SS&C Technologies, Inc.
Term Loan, 3.48%, Maturing July 8, 2022	118	118,795
Term Loan, 3.48%, Maturing July 8, 2022	1,948	1,958,546
SurveyMonkey, Inc.
Term Loan, 5.80%, Maturing April 13, 2024	1,000	1,006,250
Sutherland Global Services, Inc.
Term Loan, 6.67%, Maturing April 23, 2021	1,104	1,060,249
Synchronoss Technologies, Inc.
Term Loan, 4.08%, Maturing January 19, 2024	923	909,539
Syncsort Incorporated
Term Loan, 6.55%, Maturing December 9, 2022	871	874,707
Uber Technologies
Term Loan, 5.22%, Maturing July 13, 2023	3,623	3,627,153

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Veritas Bermuda Ltd.
Term Loan, 5.80%, Maturing January 27, 2023	3,741	$3,751,043
VF Holding Corp.
Term Loan, 4.55%, Maturing June 30, 2023	2,804	2,806,880
Wall Street Systems Delaware, Inc.
Term Loan, 4.79%, Maturing August 26, 2023	920	924,690
Western Digital Corporation
Term Loan, 3.98%, Maturing April 29, 2023	2,693	2,713,275
Zebra Technologies Corporation
Term Loan, 3.72%, Maturing October 27, 2021	1,847	1,856,930

		$90,120,207

Equipment Leasing — 0.8%
AerCap Holdings N.V.
Term Loan, 3.55%, Maturing October 6, 2023	3,275	$3,295,760
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.46%, Maturing September 20, 2020	325	327,960
Term Loan, 3.96%, Maturing March 20, 2022	4,900	4,949,029
Flying Fortress, Inc.
Term Loan, 3.55%, Maturing April 30, 2020	4,712	4,739,150

		$13,311,899

Financial Intermediaries — 2.1%
Americold Realty Operating Partnership L.P.
Term Loan, 4.98%, Maturing December 1, 2022	506	$512,563
Armor Holding II, LLC
Term Loan, 5.80%, Maturing June 26, 2020	1,728	1,735,967
Term Loan - Second Lien, 10.30%, Maturing December 26, 2020	2,475	2,484,281
Citco Funding, LLC
Term Loan, 4.23%, Maturing March 31, 2022	4,067	4,116,710
Clipper Acquisitions Corp.
Term Loan, 3.47%, Maturing February 6, 2020	1,576	1,583,224
Donnelley Financial Solutions, Inc.
Term Loan, 5.08%, Maturing September 30, 2023	1,409	1,424,112
Focus Financial Partners, LLC
Term Loan, Maturing May 22, 2024(4)	1,225	1,236,484
Fortress Investment Group, LLC
Term Loan, Maturing June 2, 2022(4)	1,300	1,309,208
Freedom Mortgage Corporation
Term Loan, 6.86%, Maturing February 23, 2022	1,296	1,310,833
Guggenheim Partners, LLC
Term Loan, 3.97%, Maturing July 21, 2023	3,080	3,104,976
Harbourvest Partners, LLC
Term Loan, 3.66%, Maturing February 4, 2021	763	763,098
LPL Holdings, Inc.
Term Loan, 3.82%, Maturing March 11, 2024	1,596	1,606,224
MIP Delaware, LLC
Term Loan, 4.30%, Maturing March 9, 2020	226	226,420
NXT Capital, Inc.
Term Loan, 5.73%, Maturing November 22, 2022	3,061	3,110,548
Ocwen Financial Corporation
Term Loan, 6.08%, Maturing December 5, 2020	463	460,954
Quality Care Properties, Inc.
Term Loan, 6.48%, Maturing October 31, 2022	5,050	5,095,915

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sesac Holdco II, LLC
Term Loan, 4.46%, Maturing February 23, 2024		648	$647,565
Virtus Investment Partners, Inc.
Term Loan, 4.95%, Maturing June 1, 2024		575	583,625
Walker & Dunlop, Inc.
Term Loan, 5.48%, Maturing December 11, 2020		834	842,214
Walter Investment Management Corp.
Term Loan, 4.98%, Maturing December 18, 2020		5,889	5,413,631

			$37,568,552

Food Products — 1.7%
Blue Buffalo Company Ltd.
Term Loan, 3.22%, Maturing May 18, 2024		1,125	$1,136,250
Del Monte Foods, Inc.
Term Loan, 4.44%, Maturing February 18, 2021		4,160	3,379,781
Dole Food Company, Inc.
Term Loan, 4.15%, Maturing April 6, 2024		2,000	2,006,964
High Liner Foods Incorporated
Term Loan, 4.38%, Maturing April 24, 2021		1,005	1,008,490
HLF Financing S.a.r.l.
Term Loan, 6.73%, Maturing February 13, 2023		1,766	1,783,913
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, Maturing July 2, 2022	EUR	526	609,245
Term Loan, 3.44%, Maturing July 2, 2022		2,451	2,468,322
JBS USA, LLC
Term Loan, 5.75%, Maturing October 30, 2022		7,481	7,302,403
Nature’s Bounty Co. (The)
Term Loan, 4.80%, Maturing May 5, 2023		4,529	4,540,122
Term Loan, 5.25%, Maturing May 5, 2023	GBP	990	1,301,546
Nomad Foods Europe Midco Limited
Term Loan, 3.91%, Maturing April 18, 2024		675	677,848
Pinnacle Foods Finance, LLC
Term Loan, 3.08%, Maturing February 2, 2024		945	949,385
Post Holdings, Inc.
Term Loan, 3.47%, Maturing May 24, 2024		1,875	1,879,688
R&R Ice Cream PLC
Term Loan, 3.00%, Maturing September 29, 2023	EUR	1,500	1,738,119

			$30,782,076

Food Service — 1.3%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.50%, Maturing February 16, 2024		7,616	$7,614,719
Centerplate, Inc.
Term Loan, 4.98%, Maturing November 26, 2019		1,128	1,128,105
Landry’s, Inc.
Term Loan, 3.91%, Maturing October 4, 2023		3,005	2,999,515
Manitowoc Foodservice, Inc.
Term Loan, 4.23%, Maturing March 3, 2023		1,860	1,877,308
NPC International, Inc.
Term Loan, 4.72%, Maturing April 19, 2024		1,000	1,005,625
Seminole Hard Rock Entertainment, Inc.
Term Loan, 4.05%, Maturing May 14, 2020		312	313,625

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
TKC Holdings, Inc.
Term Loan, 5.38%, Maturing February 1, 2023	1,222	$1,221,174
Weight Watchers International, Inc.
Term Loan, 4.38%, Maturing April 2, 2020	6,618	6,398,300
Yum! Brands, Inc.
Term Loan, 3.21%, Maturing June 16, 2023	1,191	1,197,218

		$23,755,589

Food/Drug Retailers — 0.5%
Albertsons, LLC
Term Loan, 3.98%, Maturing August 25, 2021	3,674	$3,633,108
Term Loan, 4.29%, Maturing December 21, 2022	697	689,702
Term Loan, 4.25%, Maturing June 22, 2023	3,267	3,234,112
Rite Aid Corporation
Term Loan - Second Lien, 5.98%, Maturing August 21, 2020	550	553,781
Term Loan - Second Lien, 5.11%, Maturing June 21, 2021	700	703,937
Supervalu, Inc.
Term Loan, 4.73%, Maturing June 8, 2024	262	254,316
Term Loan, 4.73%, Maturing June 8, 2024	436	423,860

		$9,492,816

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.98%, Maturing November 3, 2023	2,233	$2,245,686

		$2,245,686

Health Care — 5.1%
Acadia Healthcare Company, Inc.
Term Loan, 3.98%, Maturing February 11, 2022	293	$295,288
ADMI Corp.
Term Loan, 4.95%, Maturing April 30, 2022	1,869	1,889,249
Akorn, Inc.
Term Loan, 5.50%, Maturing April 16, 2021	1,115	1,127,068
Alere, Inc.
Term Loan, 4.48%, Maturing June 18, 2022	1,872	1,878,234
Alliance Healthcare Services, Inc.
Term Loan, 4.44%, Maturing June 3, 2019	1,352	1,355,227
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.80%, Maturing August 4, 2021	1,296	1,303,705
Auris Luxembourg III S.a.r.l.
Term Loan, 4.30%, Maturing January 17, 2022	978	984,271
Beaver-Visitec International, Inc.
Term Loan, 6.30%, Maturing August 21, 2023	968	967,687
BioClinica, Inc.
Term Loan, 5.38%, Maturing October 20, 2023	796	780,412
CareCore National, LLC
Term Loan, 5.23%, Maturing March 5, 2021	3,406	3,452,351
CeramTec Acquisition Corporation
Term Loan, 3.95%, Maturing August 30, 2020	173	174,043
CHG Healthcare Services, Inc.
Term Loan, 4.42%, Maturing June 7, 2023	2,618	2,644,297
Community Health Systems, Inc.
Term Loan, 3.96%, Maturing December 31, 2019	2,570	2,569,604

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Concentra, Inc.
Term Loan, 4.21%, Maturing June 1, 2022	596	$597,119
Convatec, Inc.
Term Loan, 3.80%, Maturing October 31, 2023	697	700,853
CPI Holdco, LLC
Term Loan, 5.30%, Maturing March 21, 2024	773	775,961
DaVita HealthCare Partners, Inc.
Term Loan, 3.98%, Maturing June 24, 2021	4,123	4,151,580
DJO Finance, LLC
Term Loan, 4.39%, Maturing June 8, 2020	2,579	2,555,529
Envision Healthcare Corporation
Term Loan, 4.30%, Maturing December 1, 2023	8,389	8,434,637
Equian, LLC
Term Loan, 4.93%, Maturing May 20, 2024	363	366,527
Term Loan, 5.01%, Maturing May 20, 2024(2)	112	112,778
Faenza Acquisition GmbH
Term Loan, 3.95%, Maturing August 30, 2020	437	440,154
Term Loan, 3.95%, Maturing August 30, 2020	1,436	1,446,457
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.98%, Maturing October 28, 2023	695	698,658
Greatbatch Ltd.
Term Loan, 4.71%, Maturing October 27, 2022	1,920	1,929,751
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.44%, Maturing January 31, 2025	4,015	4,025,987
Iasis Healthcare, LLC
Term Loan, 5.30%, Maturing February 16, 2021	2,842	2,862,551
Indivior Finance S.a.r.l.
Term Loan, 7.25%, Maturing December 19, 2019	1,004	1,014,454
inVentiv Health, Inc.
Term Loan, 4.95%, Maturing November 9, 2023	2,736	2,748,954
Kindred Healthcare, Inc.
Term Loan, 4.69%, Maturing April 9, 2021	3,293	3,312,483
Kinetic Concepts, Inc.
Term Loan, 4.55%, Maturing February 2, 2024	3,200	3,188,666
KUEHG Corp.
Term Loan, 5.05%, Maturing August 13, 2022	1,775	1,786,177
Medical Depot Holdings, Inc.
Term Loan, 6.80%, Maturing January 3, 2023	864	794,397
Medical Solutions, LLC
Term Loan, 5.49%, Maturing June 9, 2024	500	502,813
MMM Holdings, Inc.
Term Loan, 10.25%, Maturing June 30, 2019	993	973,107
MPH Acquisition Holdings, LLC
Term Loan, 4.30%, Maturing June 7, 2023	2,705	2,707,978
MSO of Puerto Rico, Inc.
Term Loan, 10.25%, Maturing December 12, 2017	722	707,444
National Mentor Holdings, Inc.
Term Loan, 4.30%, Maturing January 31, 2021	677	681,483
New Millennium Holdco, Inc.
Term Loan, 7.73%, Maturing December 21, 2020	358	217,666
Onex Carestream Finance L.P.
Term Loan, 5.28%, Maturing June 7, 2019	955	950,832

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Opal Acquisition, Inc.
Term Loan, 5.24%, Maturing November 27, 2020		2,291	$2,127,167
Ortho-Clinical Diagnostics, Inc.
Term Loan, 5.05%, Maturing June 30, 2021		4,074	4,059,998
Press Ganey Holdings, Inc.
Term Loan, 4.48%, Maturing October 21, 2023		871	874,162
Quintiles IMS Incorporated
Term Loan, 3.23%, Maturing March 7, 2024		4,154	4,187,019
RadNet, Inc.
Term Loan, 4.41%, Maturing June 30, 2023		1,684	1,692,007
Select Medical Corporation
Term Loan, 4.65%, Maturing March 6, 2024		1,945	1,963,351
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.15%, Maturing May 15, 2022		835	833,591
Surgery Center Holdings, Inc.
Term Loan, Maturing June 6, 2024(4)		1,100	1,104,125
Team Health Holdings, Inc.
Term Loan, 3.98%, Maturing February 6, 2024		2,419	2,408,959
Tecomet, Inc.
Term Loan, 4.92%, Maturing May 2, 2024		900	900,562
U.S. Anesthesia Partners, Inc.
Term Loan, 4.47%, Maturing June 23, 2024		1,075	1,077,687

			$89,335,060

Home Furnishings — 0.4%
Bright Bidco B.V.
Term Loan, Maturing February 27, 2024(4)		1,275	$1,294,922
Serta Simmons Bedding, LLC
Term Loan, 4.59%, Maturing November 8, 2023		5,312	5,310,583

			$6,605,505

Industrial Equipment — 2.5%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		3,289	$3,206,767
Blount International, Inc.
Term Loan, 6.22%, Maturing April 12, 2023		1,141	1,160,636
Clark Equipment Company
Term Loan, 3.93%, Maturing May 18, 2024		2,519	2,526,951
Delachaux S.A.
Term Loan, 4.80%, Maturing October 28, 2021		544	546,748
Element Materials Technology Group US Holdings, Inc.
Term Loan, Maturing June 1, 2024(4)		425	428,903
EWT Holdings III Corp.
Term Loan, 5.05%, Maturing January 15, 2021		1,127	1,133,847
Term Loan, 5.80%, Maturing January 15, 2021		691	695,570
Filtration Group Corporation
Term Loan, 4.48%, Maturing November 21, 2020		2,328	2,347,561
Gardner Denver, Inc.
Term Loan, 4.55%, Maturing July 30, 2020		4,028	4,041,998
Term Loan, 4.75%, Maturing July 30, 2020	EUR	457	526,279
Gates Global, LLC
Term Loan, 3.50%, Maturing April 1, 2024	EUR	998	1,150,972
Term Loan, 4.55%, Maturing April 1, 2024		5,073	5,084,136

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Generac Power Systems, Inc.
Term Loan, 3.40%, Maturing May 31, 2023		1,587	$1,597,291
Husky Injection Molding Systems Ltd.
Term Loan, 4.48%, Maturing June 30, 2021		3,277	3,297,841
Milacron, LLC
Term Loan, 4.23%, Maturing September 28, 2023		3,333	3,345,750
Paladin Brands Holding, Inc.
Term Loan, 7.30%, Maturing August 16, 2019		3,049	2,995,920
Paternoster Holding IV GmbH
Term Loan, 6.00%, Maturing March 31, 2022	EUR	1,100	1,277,174
Rexnord, LLC
Term Loan, 3.97%, Maturing August 21, 2023		6,845	6,856,038
Signode Industrial Group US, Inc.
Term Loan, 4.01%, Maturing May 4, 2021		1,271	1,270,833
STS Operating, Inc.
Term Loan, 4.96%, Maturing February 12, 2021		374	374,197
Tank Holding Corp.
Term Loan, 5.57%, Maturing March 16, 2022		723	724,260

			$44,589,672

Insurance — 1.8%
Alliant Holdings I, Inc.
Term Loan, 4.42%, Maturing August 12, 2022		2,799	$2,808,209
AmWINS Group, Inc.
Term Loan, 4.13%, Maturing January 25, 2024		2,587	2,591,043
AssuredPartners, Inc.
Term Loan, 4.73%, Maturing October 21, 2022		1,558	1,559,142
Term Loan - Second Lien, 10.23%, Maturing October 20, 2023		875	893,594
Asurion, LLC
Term Loan, 4.48%, Maturing August 4, 2022		5,940	5,977,489
Term Loan, 4.23%, Maturing November 3, 2023		2,830	2,849,409
Term Loan - Second Lien, 8.73%, Maturing March 3, 2021		2,850	2,866,624
Cunningham Lindsey U.S., Inc.
Term Loan, 5.05%, Maturing December 10, 2019		2,601	2,349,237
Term Loan - Second Lien, 9.30%, Maturing June 10, 2020(3)		572	462,623
Hub International Limited
Term Loan, 4.42%, Maturing October 2, 2020		5,004	5,027,843
NFP Corp.
Term Loan, 4.80%, Maturing January 8, 2024		1,147	1,154,116
USI, Inc.
Term Loan, 4.18%, Maturing May 16, 2024		2,600	2,587,325

			$31,126,654

Leisure Goods/Activities/Movies — 2.6%
AMC Entertainment, Inc.
Term Loan, 3.47%, Maturing December 15, 2023		648	$650,401
Ancestry.com Operations, Inc.
Term Loan, 4.34%, Maturing October 19, 2023		3,490	3,526,284
Bombardier Recreational Products, Inc.
Term Loan, 4.23%, Maturing June 30, 2023		5,423	5,461,002
Bright Horizons Family Solutions, Inc.
Term Loan, 3.48%, Maturing November 7, 2023		864	870,519
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.30%, Maturing July 8, 2022		1,969	1,982,228

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
ClubCorp Club Operations, Inc.
Term Loan, 4.05%, Maturing December 15, 2022	3,231	$3,254,449
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing February 1, 2024	800	801,625
Emerald Expositions Holding, Inc.
Term Loan, 4.30%, Maturing May 22, 2024	1,275	1,290,937
Kasima, LLC
Term Loan, 3.79%, Maturing May 17, 2021	430	432,656
Lindblad Expeditions, Inc.
Term Loan, 5.95%, Maturing May 8, 2021	272	273,977
Term Loan, 5.95%, Maturing May 8, 2021	2,108	2,123,323
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing October 31, 2023	6,816	6,841,090
Match Group, Inc.
Term Loan, 4.37%, Maturing November 16, 2022	1,510	1,517,486
National CineMedia, LLC
Term Loan, 3.98%, Maturing November 26, 2019	575	576,168
Nord Anglia Education Finance, LLC
Term Loan, 4.70%, Maturing March 31, 2021	3,635	3,646,494
Sabre GLBL, Inc.
Term Loan, 3.98%, Maturing February 22, 2024	1,155	1,164,519
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.30%, Maturing March 31, 2024	2,259	2,257,762
SRAM, LLC
Term Loan, 4.61%, Maturing March 15, 2024	1,907	1,913,079
Steinway Musical Instruments, Inc.
Term Loan, 4.92%, Maturing September 19, 2019	3,448	3,335,647
UFC Holdings, LLC
Term Loan, 4.47%, Maturing August 18, 2023	2,407	2,416,483
WMG Acquisition Corp.
Term Loan, 3.72%, Maturing November 1, 2023	1,378	1,379,793

		$45,715,922

Lodging and Casinos — 1.7%
Amaya Holdings B.V.
Term Loan, 4.80%, Maturing August 1, 2021	5,196	$5,211,921
Term Loan - Second Lien, 8.30%, Maturing August 1, 2022	1,006	1,013,325
Boyd Gaming Corporation
Term Loan, 3.69%, Maturing September 15, 2023	1,192	1,195,555
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(5)	1,504	1,792,140
CityCenter Holdings, LLC
Term Loan, 3.72%, Maturing April 18, 2024	2,300	2,306,571
Eldorado Resorts, LLC
Term Loan, 3.38%, Maturing April 17, 2024	1,421	1,413,220
ESH Hospitality, Inc.
Term Loan, 3.73%, Maturing August 30, 2023	2,382	2,393,728
Four Seasons Hotels Limited
Term Loan, 3.73%, Maturing November 30, 2023	1,095	1,101,683
Gateway Casinos & Entertainment Limited
Term Loan, 5.05%, Maturing February 22, 2023	475	479,750

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Golden Nugget, Inc.
Term Loan, 4.68%, Maturing November 21, 2019	487	$493,973
Term Loan, 4.71%, Maturing November 21, 2019	1,136	1,152,603
Hilton Worldwide Finance, LLC
Term Loan, 3.22%, Maturing October 25, 2023	6,436	6,462,056
La Quinta Intermediate Holdings, LLC
Term Loan, 3.91%, Maturing April 14, 2021	2,252	2,264,088
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.48%, Maturing April 25, 2023	2,321	2,327,007
Playa Resorts Holding B.V.
Term Loan, 4.17%, Maturing April 5, 2024	1,200	1,203,150

		$30,810,770

Nonferrous Metals/Minerals — 0.6%
Dynacast International, LLC
Term Loan, 4.55%, Maturing January 28, 2022	1,480	$1,491,057
Fairmount Santrol, Inc.
Term Loan, 4.80%, Maturing September 5, 2019	2,929	2,790,286
Global Brass & Copper, Inc.
Term Loan, 5.50%, Maturing July 18, 2023	1,017	1,021,102
Murray Energy Corporation
Term Loan, 8.55%, Maturing April 16, 2020	2,315	2,267,117
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)	30	0
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(5)	506	83,286
Oxbow Carbon, LLC
Term Loan, 4.73%, Maturing January 19, 2020	765	772,009
Term Loan - Second Lien, 8.23%, Maturing January 17, 2020	1,425	1,433,906
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)	595	231,823

		$10,090,586

Oil and Gas — 1.5%
Ameriforge Group, Inc.
Term Loan, 14.30%, (9.30% Cash, 5.00% PIK), Maturing May 12, 2024	737	$775,110
BCP Raptor, LLC
Term Loan, 5.47%, Maturing June 6, 2024	775	767,250
Bronco Midstream Funding, LLC
Term Loan, 5.17%, Maturing August 15, 2020	1,610	1,630,647
CITGO Holding, Inc.
Term Loan, 9.80%, Maturing May 12, 2018	922	930,895
CITGO Petroleum Corporation
Term Loan, 4.80%, Maturing July 29, 2021	1,759	1,766,491
Crestwood Holdings, LLC
Term Loan, 9.21%, Maturing June 19, 2019	918	899,587
Energy Transfer Equity L.P.
Term Loan, 3.83%, Maturing February 2, 2024	2,200	2,191,946
Fieldwood Energy, LLC
Term Loan, 4.17%, Maturing September 28, 2018	1,296	1,249,500
Term Loan, 8.30%, Maturing August 31, 2020	1,475	1,393,875
Term Loan, 8.42%, Maturing September 30, 2020	363	289,853
Term Loan - Second Lien, 8.42%, Maturing September 30, 2020	512	289,025

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
MEG Energy Corp.
Term Loan, 4.70%, Maturing December 31, 2023	6,780	$6,612,289
Paragon Offshore Finance Company
Term Loan, 6.00%, Maturing July 18, 2021	1,111	429,794
Seadrill Partners Finco, LLC
Term Loan, 4.30%, Maturing February 21, 2021	3,984	2,535,044
Sheridan Investment Partners II L.P.
Term Loan, 4.71%, Maturing December 16, 2020	46	39,072
Term Loan, 4.71%, Maturing December 16, 2020	124	104,766
Term Loan, 4.71%, Maturing December 16, 2020	891	753,130
Sheridan Production Partners I, LLC
Term Loan, 4.73%, Maturing October 1, 2019	144	124,715
Term Loan, 4.73%, Maturing October 1, 2019	236	204,180
Term Loan, 4.73%, Maturing October 1, 2019	1,784	1,540,890
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	73	65,386
Ultra Resources, Inc.
Term Loan, 4.12%, Maturing April 12, 2024	1,375	1,367,696

		$25,961,141

Publishing — 0.8%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020(3)	460	$241,760
Getty Images, Inc.
Term Loan, 4.80%, Maturing October 18, 2019	5,729	5,297,041
Harland Clarke Holdings Corp.
Term Loan, 6.80%, Maturing February 9, 2022	472	473,310
LSC Communications, Inc.
Term Loan, 7.23%, Maturing September 30, 2022	1,188	1,199,375
Merrill Communications, LLC
Term Loan, 6.42%, Maturing June 1, 2022	687	689,388
ProQuest, LLC
Term Loan, 5.48%, Maturing October 24, 2021	1,865	1,880,059
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.80%, Maturing August 14, 2020	2,384	2,391,267
Tweddle Group, Inc.
Term Loan, 7.17%, Maturing October 24, 2022	2,384	2,401,754

		$14,573,954

Radio and Television — 1.8%
ALM Media Holdings, Inc.
Term Loan, 5.80%, Maturing July 31, 2020	535	$497,986
AP NMT Acquisition B.V.
Term Loan, 6.90%, Maturing August 13, 2021	584	543,567
CBS Radio, Inc.
Term Loan, Maturing October 17, 2023(4)	550	552,979
Term Loan, 4.72%, Maturing October 17, 2023	1,396	1,407,140
Cumulus Media Holdings, Inc.
Term Loan, 4.48%, Maturing December 23, 2020	5,477	4,429,183
Entercom Radio, LLC
Term Loan, 4.70%, Maturing November 1, 2023	1,145	1,151,584
Entravision Communications Corporation
Term Loan, 3.80%, Maturing May 31, 2020	1,046	1,048,494

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Gray Television, Inc.
Term Loan, 3.55%, Maturing February 7, 2024	299	$300,813
Hubbard Radio, LLC
Term Loan, 4.48%, Maturing May 27, 2022	649	648,947
iHeartCommunications, Inc.
Term Loan, 7.98%, Maturing January 30, 2019	1,066	874,349
Term Loan, 8.73%, Maturing July 30, 2019	1,682	1,379,342
Mission Broadcasting, Inc.
Term Loan, 4.25%, Maturing January 17, 2024	359	360,002
Nexstar Broadcasting, Inc.
Term Loan, 4.24%, Maturing January 17, 2024	3,629	3,643,471
Radio Systems Corporation
Term Loan, 4.73%, Maturing May 2, 2024	475	477,969
Raycom TV Broadcasting, LLC
Term Loan, 4.23%, Maturing August 4, 2021	3,328	3,324,223
Sinclair Television Group, Inc.
Term Loan, 3.48%, Maturing January 3, 2024	503	504,021
Townsquare Media, Inc.
Term Loan, 4.30%, Maturing April 1, 2022	2,353	2,364,810
Univision Communications, Inc.
Term Loan, 3.98%, Maturing March 15, 2024	8,001	7,868,291

		$31,377,171

Retailers (Except Food and Drug) — 2.5%
Ascena Retail Group, Inc.
Term Loan, 5.63%, Maturing August 21, 2022	3,755	$3,198,391
Bass Pro Group, LLC
Term Loan, 4.37%, Maturing June 5, 2020	3,080	3,078,178
Term Loan, 6.30%, Maturing December 16, 2023	1,550	1,509,728
BJ’s Wholesale Club, Inc.
Term Loan, 4.97%, Maturing February 3, 2024	1,150	1,117,537
CDW, LLC
Term Loan, 3.30%, Maturing August 17, 2023	2,557	2,570,761
Coinamatic Canada, Inc.
Term Loan, 4.48%, Maturing May 14, 2022	55	54,905
David’s Bridal, Inc.
Term Loan, 5.30%, Maturing October 11, 2019	3,656	2,833,783
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019	3,158	3,007,793
Harbor Freight Tools USA, Inc.
Term Loan, 4.48%, Maturing August 18, 2023	2,004	2,006,693
J. Crew Group, Inc.
Term Loan, 4.25%, Maturing March 5, 2021	3,833	2,314,311
LSF9 Atlantis Holdings, LLC
Term Loan, 7.06%, Maturing May 1, 2023	1,150	1,161,860
Men’s Wearhouse, Inc. (The)
Term Loan, 4.61%, Maturing June 18, 2021	1,103	1,059,031
Michaels Stores, Inc.
Term Loan, 3.94%, Maturing January 30, 2023	4,137	4,132,939
Neiman Marcus Group Ltd., LLC
Term Loan, 4.34%, Maturing October 25, 2020	2,464	1,865,104
Party City Holdings, Inc.
Term Loan, 4.19%, Maturing August 19, 2022	3,795	3,802,202

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
PetSmart, Inc.
Term Loan, 4.22%, Maturing March 11, 2022		4,934	$4,594,554
PFS Holding Corporation
Term Loan, 4.73%, Maturing January 31, 2021		2,271	2,155,046
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.80%, Maturing April 30, 2021		655	632,652
Rent-A-Center, Inc.
Term Loan, 4.23%, Maturing March 19, 2021		149	146,733
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.23%, Maturing August 21, 2019		2,157	2,078,970
Vivid Seats Ltd.
Term Loan, Maturing June 21, 2024(4)		1,150	1,152,875

			$44,474,046

Steel — 0.2%
Neenah Foundry Company
Term Loan, 7.75%, Maturing April 26, 2019		1,842	$1,828,138
Zekelman Industries, Inc.
Term Loan, 4.79%, Maturing June 14, 2021		1,332	1,344,003

			$3,172,141

Surface Transport — 0.2%
Hertz Corporation (The)
Term Loan, 3.98%, Maturing June 30, 2023		1,262	$1,260,574
Kenan Advantage Group, Inc.
Term Loan, 4.23%, Maturing July 31, 2022		132	131,762
Term Loan, 4.23%, Maturing July 31, 2022		433	433,284
PODS, LLC
Term Loan, 4.34%, Maturing February 2, 2022		423	425,473
Stena International S.a.r.l.
Term Loan, 4.30%, Maturing March 3, 2021		2,032	1,772,702

			$4,023,795

Telecommunications — 2.4%
CenturyLink, Inc.
Term Loan, 1.38%, Maturing January 31, 2025		5,700	$5,645,035
Ciena Corporation
Term Loan, 3.71%, Maturing January 28, 2022		1,405	1,411,553
Colorado Buyer, Inc.
Term Loan, 4.17%, Maturing May 1, 2024		950	956,888
Consolidated Communications, Inc.
Term Loan, Maturing October 5, 2023(4)		775	779,069
Term Loan, 4.23%, Maturing October 4, 2023		496	499,600
Digicel International Finance Limited
Term Loan, 4.94%, Maturing May 28, 2024		875	881,927
eircom Finco S.a.r.l.
Term Loan, 3.25%, Maturing April 19, 2024	EUR	2,200	2,532,047
Frontier Communications Corp.
Term Loan, 4.91%, Maturing June 15, 2024		2,150	2,120,438
Global Eagle Entertainment, Inc.
Term Loan, 8.32%, Maturing January 6, 2023		1,416	1,256,783
Intelsat Jackson Holdings S.A.
Term Loan, 4.00%, Maturing June 30, 2019		8,100	8,042,628

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
IPC Corp.
Term Loan, 5.68%, Maturing August 6, 2021	2,053	$1,950,113
Level 3 Financing, Inc.
Term Loan, 3.47%, Maturing February 22, 2024	700	702,479
Onvoy, LLC
Term Loan, 5.80%, Maturing February 10, 2024	848	850,348
Sprint Communications, Inc.
Term Loan, 3.75%, Maturing February 2, 2024	4,115	4,119,094
Switch, Ltd.
Term Loan, Maturing June 20, 2024(4)	275	276,375
Syniverse Holdings, Inc.
Term Loan, 4.17%, Maturing April 23, 2019	2,773	2,599,756
Term Loan, 4.30%, Maturing April 23, 2019	2,342	2,195,665
Telesat Canada
Term Loan, 4.30%, Maturing November 17, 2023	5,806	5,847,323

		$42,667,121

Utilities — 1.2%
Calpine Construction Finance Company L.P.
Term Loan, 3.48%, Maturing May 3, 2020	1,200	$1,199,813
Term Loan, 3.73%, Maturing January 31, 2022	3,183	3,176,015
Calpine Corporation
Term Loan, 2.98%, Maturing December 31, 2019	549	549,183
Term Loan, 4.05%, Maturing January 15, 2024	3,700	3,699,500
Dayton Power & Light Company (The)
Term Loan, 4.48%, Maturing August 24, 2022	672	682,740
Granite Acquisition, Inc.
Term Loan, 5.30%, Maturing December 19, 2021	143	144,024
Term Loan, 5.30%, Maturing December 19, 2021	3,177	3,192,765
Helix Gen Funding, LLC
Term Loan, 4.96%, Maturing June 2, 2024	1,050	1,058,906
Invenergy Thermal Operating I, LLC
Term Loan, 6.80%, Maturing October 19, 2022	216	208,219
Lightstone Generation, LLC
Term Loan, 5.72%, Maturing January 30, 2024	1,757	1,720,371
Term Loan, 5.73%, Maturing January 30, 2024	109	106,401
Lonestar Generation, LLC
Term Loan, 5.45%, Maturing February 22, 2021	2,311	1,894,992
Longview Power, LLC
Term Loan, 7.23%, Maturing April 13, 2021	343	234,098
Talen Energy Supply, LLC
Term Loan, 5.23%, Maturing April 15, 2024	823	766,662
TPF II Power, LLC
Term Loan, 5.23%, Maturing October 2, 2023	1,691	1,691,452

		$20,325,141

Total Senior Floating-Rate Loans (identified cost $957,261,946)		$947,369,300

Corporate Bonds & Notes — 50.4%

Security	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 0.9%
Booz Allen Hamilton, Inc.
5.125%, 5/1/25(6)		345	$339,825
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(6)		2,415	2,445,187
Embraer Netherlands Finance BV
5.40%, 2/1/27		1,000	1,046,250
Hexcel Corp.
4.70%, 8/15/25		369	397,972
3.95%, 2/15/27		1,000	1,026,124
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(6)		675	726,469
Latam Finance, Ltd.
6.875%, 4/11/24(6)		1,450	1,478,493
Orbital ATK, Inc.
5.25%, 10/1/21		1,515	1,568,025
TransDigm, Inc.
6.00%, 7/15/22		2,850	2,942,625
6.50%, 7/15/24		2,785	2,882,475
VistaJet Malta Finance PLC/VistaJet Co. Finance, LLC
7.75%, 6/1/20(6)		2,490	1,755,450

			$16,608,895

Air Transport — 0.2%
Delhi International Airport Pvt, Ltd.
6.125%, 10/31/26(6)		700	$750,769
WestJet Airlines, Ltd.
3.50%, 6/16/21(6)		2,000	2,045,538

			$2,796,307

Automotive — 0.7%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19		660	$667,326
6.25%, 4/1/25(6)		500	488,750
6.50%, 4/1/27(6)		395	385,125
Deck Chassis Acquisition, Inc.
10.00%, 6/15/23(6)		1,840	2,047,000
FTE Verwaltungs GmbH
9.00%, 7/15/20(7)	EUR	400	478,143
General Motors Co.
5.00%, 4/1/35		1,095	1,101,984
General Motors Financial Co., Inc.
4.75%, 8/15/17		1,615	1,620,553
6.75%, 6/1/18		1,365	1,424,208
Navistar International Corp.
8.25%, 11/1/21		2,010	2,040,150
ZF North America Capital, Inc.
4.00%, 4/29/20(6)		1,200	1,246,500
4.50%, 4/29/22(6)		720	758,700

			$12,258,439

Security	Principal Amount* (000’s omitted)	Value
Banks and Thrifts — 0.9%
Astoria Financial Corp.
3.50%, 6/8/20	952	$957,759
Banco do Brasil SA
6.25% to 4/15/24(6)(8)(9)	645	552,120
BankUnited, Inc.
4.875%, 11/17/25	1,815	1,888,811
BBVA Bancomer SA
6.50%, 3/10/21(6)	2,150	2,378,437
Citizens Financial Group, Inc.
4.15%, 9/28/22(6)	258	269,287
Credit Suisse Group Funding Guernsey, Ltd.
4.55%, 4/17/26	800	851,462
First Midwest Bancorp, Inc.
5.875%, 9/29/26	1,000	1,054,057
Flagstar Bancorp, Inc.
6.125%, 7/15/21	650	693,336
Itau Unibanco Holding SA
5.50%, 8/6/22(6)	1,430	1,485,412
Lloyds Banking Group PLC
4.582%, 12/10/25	1,715	1,781,340
Nationwide Building Society
4.00%, 9/14/26(6)	1,285	1,273,585
Standard Chartered PLC
7.75% to 4/2/23(6)(8)(9)	1,000	1,076,250
Zions Bancorporation
5.65% to 11/15/18, 11/15/23(8)	1,890	1,951,425

		$16,213,281

Beverage and Tobacco — 0.1%
Constellation Brands, Inc.
3.50%, 5/9/27	1,058	$1,059,310

		$1,059,310

Brokerage/Securities Dealers/Investment Houses — 0.2%
Alliance Data Systems Corp.
6.375%, 4/1/20(6)	1,210	$1,229,662
5.875%, 11/1/21(6)	1,620	1,680,750
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp.
4.50%, 3/15/27(6)	454	476,173
4.875%, 4/15/45(6)	500	487,784

		$3,874,369

Building and Development — 1.3%
Builders FirstSource, Inc.
10.75%, 8/15/23(6)	745	$862,338
5.625%, 9/1/24(6)	1,010	1,055,450
CalAtlantic Group, Inc.
5.00%, 6/15/27	745	748,725
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(6)	1,855	2,008,037
HD Supply, Inc.
5.25%, 12/15/21(6)	985	1,037,328
5.75%, 4/15/24(6)	1,135	1,208,775

Security	Principal Amount* (000’s omitted)		Value
Hillman Group, Inc. (The)
6.375%, 7/15/22(6)		2,665	$2,571,725
LSF9 Balta Issuer S.A.
7.75%, 9/15/22(7)	EUR	407	508,189
MDC Holdings, Inc.
6.00%, 1/15/43		982	920,625
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(6)		4,610	4,955,750
Standard Industries, Inc.
6.00%, 10/15/25(6)		2,510	2,698,250
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19		1,725	1,775,370
5.875%, 6/15/24		2,235	2,369,100
USG Corp.
5.50%, 3/1/25(6)		345	367,856
William Lyon Homes, Inc.
5.875%, 1/31/25		505	521,413

			$23,608,931

Business Equipment and Services — 1.3%
Carlson Travel, Inc.
6.75%, 12/15/23(6)		1,130	$1,152,600
9.50%, 12/15/24(6)		800	821,000
EIG Investors Corp.
10.875%, 2/1/24		2,310	2,587,200
First Data Corp.
7.00%, 12/1/23(6)		6,630	7,094,100
5.00%, 1/15/24(6)		815	841,227
FTI Consulting, Inc.
6.00%, 11/15/22		3,974	4,137,927
KAR Auction Services, Inc.
5.125%, 6/1/25(6)		1,555	1,588,044
Prime Security Services Borrower, LLC/Prime Finance, Inc.
9.25%, 5/15/23(6)		125	136,145
ServiceMaster Co., LLC (The)
7.45%, 8/15/27		1,975	2,167,562
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp.
6.75%, 6/1/25(6)		895	917,375
United Rentals North America, Inc.
7.625%, 4/15/22		623	652,592
6.125%, 6/15/23		225	234,844
5.50%, 5/15/27		295	304,588

			$22,635,204

Cable and Satellite Television — 2.9%
Cablevision Systems Corp.
7.75%, 4/15/18		1,055	$1,097,200
8.00%, 4/15/20		635	708,819
5.875%, 9/15/22		970	1,022,138
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		4,295	4,432,010
5.75%, 1/15/24		1,980	2,091,375

Security	Principal Amount* (000’s omitted)	Value
5.875%, 4/1/24(6)	230	$246,100
5.375%, 5/1/25(6)	3,605	3,848,337
5.75%, 2/15/26(6)	1,885	2,021,662
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
6.375%, 9/15/20(6)	157	160,533
5.125%, 12/15/21(6)	105	107,460
CSC Holdings, LLC
8.625%, 2/15/19	190	208,702
6.75%, 11/15/21	2,780	3,085,800
10.125%, 1/15/23(6)	2,880	3,348,000
5.25%, 6/1/24	355	363,023
10.875%, 10/15/25(6)	3,350	4,040,937
DISH DBS Corp.
6.75%, 6/1/21	2,165	2,408,562
5.875%, 7/15/22	3,055	3,291,762
5.875%, 11/15/24	530	567,482
7.75%, 7/1/26	140	166,250
IAC/InterActiveCorp
4.875%, 11/30/18	1,435	1,448,633
SFR Group S.A.
6.00%, 5/15/22(6)	3,820	4,001,450
6.25%, 5/15/24(6)	555	588,300
7.375%, 5/1/26(6)	2,150	2,340,812
Virgin Media Secured Finance PLC
5.50%, 1/15/25(6)	725	756,719
5.25%, 1/15/26(6)	2,430	2,538,281
VTR Finance B.V.
6.875%, 1/15/24(6)	1,575	1,673,438
Ziggo Bond Finance B.V.
5.875%, 1/15/25(6)	930	960,225
6.00%, 1/15/27(6)	1,670	1,692,963
Ziggo Secured Finance B.V.
5.50%, 1/15/27(6)	1,035	1,059,581

		$50,276,554

Capital Goods — 0.1%
Valmont Industries, Inc.
5.00%, 10/1/44	1,000	$981,821

		$981,821

Chemicals and Plastics — 1.1%
Alpha 3 B.V./Alpha US Bidco, Inc.
6.25%, 2/1/25(6)	655	$677,106
CF Industries, Inc.
3.45%, 6/1/23	1,600	1,516,000
4.95%, 6/1/43	1,045	901,313
Chemours Co. (The)
7.00%, 5/15/25	610	667,950
5.375%, 5/15/27	840	863,100
Platform Specialty Products Corp.
10.375%, 5/1/21(6)	660	731,775
6.50%, 2/1/22(6)	2,325	2,412,187
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/23	670	722,595

Security	Principal Amount* (000’s omitted)		Value
SPCM S.A.
4.875%, 9/15/25(6)		560	$572,600
Tronox Finance, LLC
6.375%, 8/15/20		3,875	3,894,375
7.50%, 3/15/22(6)		1,280	1,324,800
Valvoline, Inc.
5.50%, 7/15/24(6)		375	397,500
Venator Finance Sarl/Venator Materials Corp.
5.75%, 7/15/25(6)(10)		525	531,563
Versum Materials, Inc.
5.50%, 9/30/24(6)		1,270	1,338,262
W.R. Grace & Co.
5.125%, 10/1/21(6)		2,170	2,332,750
5.625%, 10/1/24(6)		490	525,525

			$19,409,401

Clothing/Textiles — 0.3%
PrestigeBidCo GmbH
6.25%, 12/15/23(7)	EUR	265	$328,525
PVH Corp.
7.75%, 11/15/23		3,740	4,450,600

			$4,779,125

Commercial Services — 0.1%
Block Financial, LLC
5.25%, 10/1/25		1,110	$1,178,581
Ritchie Bros Auctioneers, Inc.
5.375%, 1/15/25(6)		690	721,050

			$1,899,631

Computers — 0.1%
Seagate HDD Cayman
4.875%, 6/1/27		1,939	$1,940,367

			$1,940,367

Conglomerates — 0.3%
Belden, Inc.
3.375%, 7/15/27(7)(10)	EUR	310	$354,633
Spectrum Brands, Inc.
5.75%, 7/15/25		2,745	2,958,012
TMS International Corp.
7.625%, 10/15/21(6)		2,160	2,197,800

			$5,510,445

Consumer Products — 0.3%
Central Garden & Pet Co.
6.125%, 11/15/23		880	$941,600
HRG Group, Inc.
7.875%, 7/15/19		3,780	3,875,445
7.75%, 1/15/22		250	263,750

			$5,080,795

Security	Principal Amount* (000’s omitted)		Value
Containers and Glass Products — 1.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.00%, 6/30/21(6)		615	$638,831
4.25%, 9/15/22(6)		690	710,010
7.25%, 5/15/24(6)		325	356,688
6.00%, 2/15/25(6)		2,335	2,457,587
Ball Corp.
4.375%, 12/15/20		2,375	2,502,656
Berry Plastics Corp.
6.00%, 10/15/22		970	1,037,900
BWAY Holding Co.
5.50%, 4/15/24(6)		2,010	2,057,738
7.25%, 4/15/25(6)		2,055	2,090,962
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(6)		1,345	1,485,384
6.375%, 8/15/25(6)		700	787,063
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		250	256,148
5.125%, 7/15/23(6)		1,185	1,232,400
7.00%, 7/15/24(6)		1,485	1,595,766
Smurfit Kappa Acquisitions
2.75%, 2/1/25(7)	EUR	400	472,907

			$17,682,040

Distribution & Wholesale — 0.1%
Alliance Automotive Finance PLC
6.25%, 12/1/21(7)	EUR	250	$300,126
American Tire Distributors, Inc.
10.25%, 3/1/22(6)		1,875	1,950,000

			$2,250,126

Diversified Financial Services — 0.7%
Banco Santander SA
4.25%, 4/11/27		800	$832,018
Barclays PLC
4.836%, 5/9/28		1,490	1,525,151
Cadence Financial Corp.
4.875%, 6/28/19(6)		1,375	1,356,094
FBM Finance, Inc.
8.25%, 8/15/21(6)		1,415	1,522,894
Grupo KUO SAB de CV
5.75%, 7/7/27(6)(10)		1,000	1,006,250
Legg Mason, Inc.
4.75%, 3/15/26		985	1,044,300
Leucadia National Corp.
6.625%, 10/23/43		683	723,401
Mercury Bondco PLC
8.25%, 5/30/21(7)(11)	EUR	270	324,504
Och-Ziff Finance Co., LLC
4.50%, 11/20/19(6)		1,509	1,422,232
OM Asset Management PLC
4.80%, 7/27/26		2,195	2,214,777

Security	Principal Amount* (000’s omitted)		Value
UniCredit SpA
5.861% to 6/19/27, 6/19/32(6)(8)		1,000	$1,029,061

			$13,000,682

Drugs — 1.0%
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(6)		4,555	$4,811,219
Valeant Pharmaceuticals International, Inc.
6.75%, 8/15/18(6)		41	41,205
6.375%, 10/15/20(6)		2,460	2,395,425
7.50%, 7/15/21(6)		1,615	1,570,587
5.625%, 12/1/21(6)		1,165	1,057,237
6.50%, 3/15/22(6)		2,419	2,542,974
5.875%, 5/15/23(6)		1,370	1,181,625
7.00%, 3/15/24(6)		4,105	4,325,644

			$17,925,916

Ecological Services and Equipment — 0.4%
Advanced Disposal Services, Inc.
5.625%, 11/15/24(6)		1,405	$1,450,662
Clean Harbors, Inc.
5.125%, 6/1/21		900	921,375
Covanta Holding Corp.
6.375%, 10/1/22		1,960	2,023,700
5.875%, 3/1/24		1,900	1,857,250
5.875%, 7/1/25		860	836,350
GFL Environmental, Inc.
9.875%, 2/1/21(6)		225	245,813
5.625%, 5/1/22(6)		480	493,200

			$7,828,350

Electric Utilities — 0.2%
E.CL SA
4.50%, 1/29/25(6)		637	$666,891
NRG Yield Operating, LLC
5.375%, 8/15/24		1,080	1,138,050
5.00%, 9/15/26		1,795	1,835,388

			$3,640,329

Electronics/Electrical — 2.2%
Anixter, Inc.
5.50%, 3/1/23		1,890	$2,027,025
Avnet, Inc.
4.625%, 4/15/26		985	1,020,005
Comision Federal de Electricidad
4.875%, 5/26/21(6)		890	948,962
4.75%, 2/23/27(6)		1,000	1,031,250
Duke Energy Corp.
2.65%, 9/1/26		850	808,982
Electricite de France SA
6.00% to 1/29/26(7)(8)(9)	GBP	400	548,355
Enel Finance International NV
3.625%, 5/25/27(6)		1,000	992,494
Exelon Corp.
5.625%, 6/15/35		819	963,588

Security	Principal Amount* (000’s omitted)		Value
Infor (US), Inc.
5.75%, 8/15/20(6)		965	$997,569
5.75%, 5/15/22	EUR	475	567,382
6.50%, 5/15/22		1,760	1,830,400
Ingram Micro, Inc.
5.45%, 12/15/24		1,889	1,944,140
Jabil Circuit, Inc.
4.70%, 9/15/22		1,015	1,083,340
Keysight Technologies, Inc.
4.60%, 4/6/27		517	544,196
Nuance Communications, Inc.
5.375%, 8/15/20(6)		133	135,494
NXP B.V./NXP Funding, LLC
4.625%, 6/1/23(6)		1,430	1,546,187
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23		2,650	2,836,056
Trimble Navigation, Ltd.
4.75%, 12/1/24		855	914,441
Veritas US, Inc./Veritas Bermuda, Ltd.
7.50%, 2/1/23(6)		1,455	1,567,762
7.50%, 2/1/23(7)	EUR	500	615,333
10.50%, 2/1/24(6)		1,820	1,997,450
Western Digital Corp.
7.375%, 4/1/23(6)		3,635	4,003,044
10.50%, 4/1/24		3,800	4,492,284
Zebra Technologies Corp.
7.25%, 10/15/22		4,695	4,997,241

			$38,412,980

Energy — 0.1%
Ultrapar International S.A.
5.25%, 10/6/26(6)		1,000	$1,003,500

			$1,003,500

Entertainment — 0.1%
CPUK Finance, Ltd.
4.875%, 2/28/47(7)	GBP	790	$1,045,046

			$1,045,046

Financial Intermediaries — 2.0%
Ally Financial, Inc.
6.25%, 12/1/17		3,295	$3,356,122
8.00%, 12/31/18		250	270,313
3.50%, 1/27/19		5,000	5,081,250
5.75%, 11/20/25		1,570	1,658,312
CIT Group, Inc.
5.375%, 5/15/20		8,780	9,471,425
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.00%, 8/1/20		1,430	1,474,687
6.25%, 2/1/22		955	997,975
Janus Capital Group, Inc.
4.875%, 8/1/25		944	1,016,313
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24(8)(9)		3,325	3,782,187

Security	Principal Amount* (000’s omitted)		Value
Navient Corp.
5.50%, 1/15/19		3,125	$3,261,719
4.875%, 6/17/19		215	224,138
8.00%, 3/25/20		2,150	2,408,000
5.00%, 10/26/20		995	1,034,800
7.25%, 1/25/22		215	235,694

			$34,272,935

Financial Services — 0.6%
Amigo Luxembourg SA
7.625%, 1/15/24(7)	GBP	310	$420,661
Banco BTG Pactual SA
5.75%, 9/28/22(6)		1,592	1,381,904
Brookfield Finance, LLC
4.00%, 4/1/24		1,000	1,026,995
People’s United Bank NA
4.00%, 7/15/24		1,000	1,008,927
Santander Holdings USA, Inc.
4.50%, 7/17/25		2,360	2,433,051
Sensata Technologies UK Financing Co. PLC
6.25%, 2/15/26(6)		2,735	2,994,825
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(6)		1,035	1,194,131

			$10,460,494

Food Products — 0.9%
BRF GmbH
4.35%, 9/29/26(6)		1,200	$1,128,000
Dean Foods Co.
6.50%, 3/15/23(6)		1,625	1,718,438
Dole Food Co., Inc.
7.25%, 6/15/25(6)		1,900	1,985,500
Iceland Bondco PLC
4.586%, 7/15/20(6)(12)	GBP	1,266	1,656,912
Nature’s Bounty Co. (The)
7.625%, 5/15/21(6)		1,160	1,235,400
Ocado Group PLC
4.00%, 6/15/24(7)	GBP	380	488,719
Post Holdings, Inc.
5.50%, 3/1/25(6)		2,010	2,077,837
8.00%, 7/15/25(6)		745	849,300
5.00%, 8/15/26(6)		2,275	2,275,000
US Foods, Inc.
5.875%, 6/15/24(6)		1,870	1,949,475
WhiteWave Foods Co. (The)
5.375%, 10/1/22		855	965,428

			$16,330,009

Food Service — 0.8%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(6)		2,410	$2,476,275
6.00%, 4/1/22(6)		4,775	4,960,031
4.25%, 5/15/24(6)		2,720	2,709,637

Security	Principal Amount* (000’s omitted)		Value
Landry’s, Inc.
6.75%, 10/15/24(6)		1,155	$1,185,319
Welbilt, Inc.
9.50%, 2/15/24		815	949,475
Yum! Brands, Inc.
5.30%, 9/15/19		425	449,969
3.75%, 11/1/21		705	719,981
3.875%, 11/1/23		190	188,812

			$13,639,499

Food/Drug Retailers — 0.4%
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC
6.625%, 6/15/24(6)		80	$79,600
5.75%, 3/15/25(6)		1,590	1,482,675
CVS Health Corp.
3.375%, 8/12/24		925	941,796
ESAL GmbH
6.25%, 2/5/23(6)		2,075	1,820,813
Rite Aid Corp.
6.125%, 4/1/23(6)		2,400	2,370,000
Sigma Alimentos SA de CV
4.125%, 5/2/26(6)		1,070	1,089,795

			$7,784,679

Health Care — 3.8%
Alere, Inc.
7.25%, 7/1/18		485	$485,728
6.50%, 6/15/20		1,425	1,451,719
6.375%, 7/1/23(6)		1,685	1,817,694
Becton Dickinson and Co.
3.734%, 12/15/24		1,350	1,374,389
Centene Corp.
4.75%, 5/15/22		870	912,413
6.125%, 2/15/24		200	216,736
4.75%, 1/15/25		2,450	2,523,500
CHS/Community Health Systems, Inc.
7.125%, 7/15/20		1,815	1,774,163
6.25%, 3/31/23		4,805	4,978,460
Eagle Holding Co. II, LLC
7.625%, 5/15/22(6)(11)		1,380	1,423,125
Envision Healthcare Corp.
5.625%, 7/15/22		1,050	1,089,375
6.25%, 12/1/24(6)		2,580	2,760,600
Fresenius Medical Care US Finance II, Inc.
5.625%, 7/31/19(6)		1,640	1,740,450
5.875%, 1/31/22(6)		1,365	1,518,563
Grifols SA
3.20%, 5/1/25(7)	EUR	550	630,659
HCA Healthcare, Inc.
6.25%, 2/15/21		1,710	1,872,450
HCA, Inc.
6.50%, 2/15/20		3,215	3,516,406
7.50%, 2/15/22		2,930	3,380,487

Security	Principal Amount* (000’s omitted)		Value
4.75%, 5/1/23		1,125	$1,192,500
5.875%, 2/15/26		2,705	2,928,162
4.50%, 2/15/27		355	366,094
Hologic, Inc.
5.25%, 7/15/22(6)		2,835	2,987,381
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(6)		2,715	2,959,350
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21(6)		1,405	1,489,300
12.50%, 11/1/21(6)		1,895	2,141,350
MEDNAX, Inc.
5.25%, 12/1/23(6)		2,605	2,689,662
MPH Acquisition Holdings, LLC
7.125%, 6/1/24(6)		2,150	2,297,812
Team Health Holdings, Inc.
6.375%, 2/1/25(6)		2,020	1,964,450
Teleflex, Inc.
5.25%, 6/15/24		790	821,600
Tenet Healthcare Corp.
6.00%, 10/1/20		1,795	1,927,381
7.50%, 1/1/22(6)		680	739,364
8.125%, 4/1/22		5,520	5,878,800
6.75%, 6/15/23		325	325,813
WellCare Health Plans, Inc.
5.25%, 4/1/25		3,275	3,438,750

			$67,614,686

Home Furnishings — 0.2%
Harman International Industries, Inc.
4.15%, 5/15/25		940	$978,814
Newell Rubbermaid, Inc.
4.20%, 4/1/26		945	1,004,561
Tempur Sealy International, Inc.
5.625%, 10/15/23		1,445	1,506,412

			$3,489,787

Homebuilders/Real Estate — 0.0%(13)
Bormioli Rocco Holdings SA
10.00%, 8/1/18(7)	EUR	400	$465,120

			$465,120

Industrial Equipment — 0.4%
ABG Orphan Holdco S.a.r.l.
14.00%, 2/28/21(6)(11)		460	$502,550
BlueLine Rental Finance Corp./BlueLine Rental, LLC
9.25%, 3/15/24(6)		1,330	1,386,525
CNH Industrial Capital, LLC
3.625%, 4/15/18		2,500	2,528,250
Norican A/S
4.50%, 5/15/23(7)	EUR	435	508,685
Novafives SAS
4.50%, 6/30/21(7)	EUR	375	435,778

Security	Principal Amount* (000’s omitted)		Value
Wabtec Corp.
3.45%, 11/15/26(6)		1,000	$988,045
Wittur International Holding GmbH
8.50%, 2/15/23(7)	EUR	580	692,744

			$7,042,577

Insurance — 0.8%
Alliant Holdings Intermediate, LLC
8.25%, 8/1/23(6)		1,655	$1,762,575
Aon PLC
4.60%, 6/14/44		490	520,744
Arch Capital Finance, LLC
4.011%, 12/15/26		1,000	1,033,643
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(6)(11)		1,695	1,701,356
Hub International, Ltd.
7.875%, 10/1/21(6)		2,325	2,429,625
KIRS Midco 3 PLC
8.375%, 7/15/23(7)	GBP	440	566,327
8.625%, 7/15/23(6)		3,200	3,252,000
Willis North America, Inc.
3.60%, 5/15/24		736	744,326
XLIT, Ltd.
4.45%, 3/31/25		1,575	1,626,490

			$13,637,086

Internet Software & Services — 0.4%
Netflix, Inc.
5.50%, 2/15/22		1,825	$1,990,947
3.625%, 5/15/27(7)	EUR	340	395,612
Riverbed Technology, Inc.
8.875%, 3/1/23(6)		1,995	2,034,900
Symantec Corp.
5.00%, 4/15/25(6)		1,995	2,092,875

			$6,514,334

Leisure Goods/Activities/Movies — 1.1%
AMC Entertainment Holdings, Inc.
6.375%, 11/15/24(7)	GBP	255	$357,365
5.75%, 6/15/25		250	260,625
5.875%, 11/15/26(6)		710	742,838
6.125%, 5/15/27(6)		2,545	2,692,126
Match Group, Inc.
6.375%, 6/1/24		200	218,250
National CineMedia, LLC
6.00%, 4/15/22		3,625	3,724,688
NCL Corp., Ltd.
4.625%, 11/15/20(6)		1,870	1,929,032
4.75%, 12/15/21(6)		1,345	1,399,459
Nord Anglia Education Finance, LLC
5.75%, 7/15/22(7)	CHF	750	846,673
Regal Entertainment Group
5.75%, 3/15/22		780	817,050

Security	Principal Amount* (000’s omitted)		Value
Royal Caribbean Cruises, Ltd.
7.25%, 3/15/18		1,680	$1,745,520
Sabre GLBL, Inc.
5.375%, 4/15/23(6)		855	895,613
Viking Cruises, Ltd.
8.50%, 10/15/22(6)		1,065	1,122,244
6.25%, 5/15/25(6)		1,690	1,711,125

			$18,462,608

Lodging and Casinos — 1.6%
Buffalo Thunder Development Authority
11.00%, 12/9/22(6)		2,006	$787,386
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(5)		2,139	2,759,708
Eldorado Resorts, Inc.
6.00%, 4/1/25(6)		480	510,600
ESH Hospitality, Inc.
5.25%, 5/1/25(6)		1,260	1,308,825
Gateway Casinos & Entertainment, Ltd.
8.25%, 3/1/24(6)		255	265,838
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20		2,650	2,838,812
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24(6)		2,435	2,474,569
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
4.50%, 9/1/26		1,060	1,071,925
MGM Resorts International
6.625%, 12/15/21		2,455	2,761,875
7.75%, 3/15/22		3,970	4,669,712
6.00%, 3/15/23		2,460	2,718,300
NH Hotel Group SA
3.75%, 10/1/23(7)	EUR	440	531,758
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23		1,215	1,248,413
Scientific Games International, Inc.
7.00%, 1/1/22(6)		995	1,062,163
Studio City Co., Ltd.
7.25%, 11/30/21(6)		845	919,994
Sugarhouse HSP Gaming Property, L.P./Sugarhouse HSP Gaming Finance Corp.
5.875%, 5/15/25(6)		1,395	1,363,612
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(5)(6)		3,565	1,421,544

			$28,715,034

Machinery — 0.1%
Cloud Crane, LLC
10.125%, 8/1/24(6)		1,625	$1,787,500

			$1,787,500

Security	Principal Amount* (000’s omitted)		Value
Manufacturing — 0.2%
Novelis Corp.
6.25%, 8/15/24(6)		1,065	$1,120,913
5.875%, 9/30/26(6)		1,530	1,579,725

			$2,700,638

Media — 0.3%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
7.875%, 5/15/24(6)		135	$131,119
Pearson Funding Five PLC
3.25%, 5/8/23(6)		1,050	1,019,824
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(6)		3,866	4,020,120
4.00%, 1/15/25(7)	EUR	500	604,283

			$5,775,346

Metals/Mining — 0.4%
Alcoa Nederland Holding B.V.
6.75%, 9/30/24(6)		670	$730,300
Freeport-McMoRan, Inc.
3.55%, 3/1/22		2,250	2,119,905
Glencore Funding, LLC
4.00%, 4/16/25(6)		1,300	1,302,665
Hudbay Minerals, Inc.
7.25%, 1/15/23(6)		1,015	1,051,794
7.625%, 1/15/25(6)		1,825	1,920,812

			$7,125,476

Nonferrous Metals/Minerals — 1.0%
Eldorado Gold Corp.
6.125%, 12/15/20(6)		3,685	$3,790,944
Ferroglobe PLC/Globe Specialty Metals, Inc.
9.375%, 3/1/22(6)		380	409,450
First Quantum Minerals, Ltd.
7.00%, 2/15/21(6)		655	674,650
7.25%, 4/1/23(6)		2,010	1,979,850
7.50%, 4/1/25(6)		3,755	3,689,287
Imperial Metals Corp.
7.00%, 3/15/19(6)		880	798,336
New Gold, Inc.
6.25%, 11/15/22(6)		2,130	2,199,225
6.375%, 5/15/25(6)		695	717,588
Peabody Energy Corp.
6.375%, 3/31/25(6)		530	524,038
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp.
7.50%, 6/15/25(6)		1,395	1,384,537
SunCoke Energy, Inc.
7.625%, 8/1/19		92	91,080
Teck Resources, Ltd.
6.00%, 8/15/40		350	353,500
5.20%, 3/1/42		315	294,525

Security	Principal Amount* (000’s omitted)	Value
5.40%, 2/1/43	700	$661,283

		$17,568,293

Oil and Gas — 6.6%
AmeriGas Partners, L.P./AmeriGas Finance Corp.
5.625%, 5/20/24	380	$394,250
5.50%, 5/20/25	1,505	1,535,100
5.875%, 8/20/26	760	782,800
5.75%, 5/20/27	870	887,400
Antero Resources Corp.
5.375%, 11/1/21	3,515	3,563,331
5.125%, 12/1/22	1,360	1,369,765
5.625%, 6/1/23	1,270	1,292,225
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(6)	700	708,750
Canbriam Energy, Inc.
9.75%, 11/15/19(6)	2,265	2,366,925
Cheniere Corpus Christi Holdings, LLC
7.00%, 6/30/24	340	380,800
5.875%, 3/31/25	2,065	2,209,550
5.125%, 6/30/27(6)	1,510	1,549,637
Chesapeake Energy Corp.
8.00%, 12/15/22(6)	129	136,901
Chesapeake Oil Field
6.625%, 11/15/19(3)	1,100	0
Concho Resources, Inc.
5.50%, 4/1/23	5,200	5,369,000
Continental Resources, Inc.
4.50%, 4/15/23	100	95,750
CrownRock, L.P./CrownRock Finance, Inc.
7.125%, 4/15/21(6)	2,840	2,928,750
7.75%, 2/15/23(6)	2,450	2,597,000
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	5,315	5,381,437
Denbury Resources, Inc.
9.00%, 5/15/21(6)	1,790	1,713,925
5.50%, 5/1/22	675	381,375
Diamondback Energy, Inc.
4.75%, 11/1/24(6)	490	490,000
5.375%, 5/31/25(6)	1,355	1,382,100
Ecopetrol S.A.
5.875%, 5/28/45	1,000	923,000
Endeavor Energy Resources, L.P./EER Finance, Inc.
7.00%, 8/15/21(6)	3,275	3,401,906
8.125%, 9/15/23(6)	975	1,034,719
Energy Transfer Equity, L.P.
7.50%, 10/15/20	1,950	2,188,875
5.875%, 1/15/24	1,440	1,533,600
Energy Transfer, L.P.
4.05%, 3/15/25	2,150	2,162,259
EP Energy, LLC/Everest Acquisition Finance, Inc.
8.00%, 11/29/24(6)	875	877,188
8.00%, 2/15/25(6)	1,350	1,012,500

Security	Principal Amount* (000’s omitted)	Value
Extraction Oil & Gas Holdings, LLC/Extraction Finance Corp.
7.875%, 7/15/21(6)	1,690	$1,744,925
Great Western Petroleum, LLC/Great Western Finance Corp.
9.00%, 9/30/21(6)	2,060	2,044,550
Gulfport Energy Corp.
6.625%, 5/1/23	2,420	2,438,150
6.00%, 10/15/24(6)	2,895	2,829,862
Halcon Resources Corp.
6.75%, 2/15/25(6)	1,350	1,221,750
Holly Energy Partners, L.P./Holly Energy Finance Corp.
6.00%, 8/1/24(6)	525	548,625
Kinder Morgan Energy Partners, L.P.
4.30%, 5/1/24	1,025	1,060,990
Matador Resources Co.
6.875%, 4/15/23	2,675	2,788,687
Murphy Oil Corp.
6.875%, 8/15/24	495	518,513
Nabors Industries, Inc.
5.50%, 1/15/23(6)	1,840	1,750,300
Newfield Exploration Co.
5.375%, 1/1/26	405	421,200
Oasis Petroleum, Inc.
6.50%, 11/1/21	420	409,500
6.875%, 3/15/22	110	107,250
6.875%, 1/15/23	910	884,975
Parsley Energy, LLC/Parsley Finance Corp.
6.25%, 6/1/24(6)	345	363,975
5.375%, 1/15/25(6)	1,240	1,255,500
5.25%, 8/15/25(6)	670	671,675
PBF Holding Co., LLC/PBF Finance Corp.
7.00%, 11/15/23	405	400,950
7.25%, 6/15/25(6)	740	716,875
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	1,800	1,836,000
PDC Energy, Inc.
6.125%, 9/15/24(6)	350	357,000
Petrobras Global Finance B.V.
6.125%, 1/17/22	1,648	1,705,680
Precision Drilling Corp.
6.625%, 11/15/20	155	153,125
6.50%, 12/15/21	225	221,344
7.75%, 12/15/23(6)	90	89,100
Resolute Energy Corp.
8.50%, 5/1/20	695	693,263
8.50%, 5/1/20(6)	1,090	1,087,275
RSP Permian, Inc.
6.625%, 10/1/22	3,090	3,221,325
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21	935	1,018,606
5.625%, 4/15/23	1,901	2,115,433

Security	Principal Amount* (000’s omitted)		Value
Seven Generations Energy, Ltd.
8.25%, 5/15/20(6)		4,390	$4,598,525
6.75%, 5/1/23(6)		2,435	2,538,487
6.875%, 6/30/23(6)		1,250	1,309,375
Shell International Finance B.V.
2.50%, 9/12/26		2,170	2,077,426
SM Energy Co.
6.125%, 11/15/22		750	716,250
6.50%, 1/1/23		1,995	1,910,212
6.75%, 9/15/26		695	666,978
Southwestern Energy Co.
5.80%, 1/23/20		370	379,990
Sunoco, L.P./Sunoco Finance Corp.
6.375%, 4/1/23		995	1,056,292
Tervita Escrow Corp.
7.625%, 12/1/21(6)		1,655	1,675,687
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp.
5.50%, 10/15/19		630	667,800
6.25%, 10/15/22		1,505	1,606,587
5.25%, 1/15/25		665	700,744
Trinidad Drilling, Ltd.
6.625%, 2/15/25(6)		1,420	1,352,550
Weatherford International, Ltd.
8.25%, 6/15/23		360	360,900
9.875%, 2/15/24(6)		835	876,750
Whiting Petroleum Corp.
5.00%, 3/15/19		390	389,513
WildHorse Resource Development Corp.
6.875%, 2/1/25(6)		2,300	2,167,750
Williams Cos., Inc. (The)
3.70%, 1/15/23		1,605	1,588,950
4.55%, 6/24/24		1,240	1,280,300
5.75%, 6/24/44		1,295	1,343,563
Williams Partners, L.P./ACMP Finance Corp.
4.875%, 3/15/24		385	404,412
Woodside Finance, Ltd.
3.70%, 9/15/26(6)		1,000	986,687

			$115,982,949

Packaging & Containers — 0.1%
ARD Finance S.A.
6.625%, 9/15/23(11)	EUR	550	$669,249
7.125%, 9/15/23(11)		1,075	1,150,143

			$1,819,392

Pharmaceuticals — 0.1%
Mylan N.V.
3.95%, 6/15/26		1,270	$1,289,294
PRA Holdings, Inc.
9.50%, 10/1/23(6)		225	250,875
Vizient, Inc.
10.375%, 3/1/24(6)		110	126,775

			$1,666,944

Security	Principal Amount* (000’s omitted)	Value
Pipelines — 0.1%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.
5.375%, 9/15/24(6)	695	$714,112
Georgian Oil and Gas Corp. JSC
6.75%, 4/26/21(7)	615	645,750
Plains All America Pipeline, L.P./PAA Finance Corp.
4.65%, 10/15/25	1,030	1,057,595

		$2,417,457

Publishing — 0.5%
Laureate Education, Inc.
9.25%, 9/1/19	2,630	$3,445,431
8.25%, 5/1/25(6)	2,770	2,977,750
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(6)(11)	720	723,600
Tribune Media Co.
5.875%, 7/15/22	1,390	1,462,975

		$8,609,756

Radio and Television — 0.8%
CBS Radio, Inc.
7.25%, 11/1/24(6)	1,030	$1,066,050
Clear Channel Worldwide Holdings, Inc.
Series A, 7.625%, 3/15/20	470	465,300
Series A, 6.50%, 11/15/22	1,100	1,127,500
Series B, 6.50%, 11/15/22	2,130	2,199,651
iHeartCommunications, Inc.
9.00%, 12/15/19	226	178,257
11.25%, 3/1/21	1,505	1,141,919
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(6)	1,250	1,296,875
Salem Media Group, Inc.
6.75%, 6/1/24(6)	150	154,125
Sirius XM Radio, Inc.
6.00%, 7/15/24(6)	2,830	3,013,950
5.00%, 8/1/27(6)(10)	1,410	1,427,625
Univision Communications, Inc.
5.125%, 5/15/23(6)	1,260	1,275,347

		$13,346,599

Real Estate Investment Trusts (REITs) — 0.4%
CBL & Associates, L.P.
4.60%, 10/15/24	1,053	$970,744
5.95%, 12/15/26	410	406,754
DDR Corp.
3.625%, 2/1/25	907	864,330
EPR Properties
4.50%, 6/1/27	1,100	1,108,864
Mattamy Group Corp.
6.875%, 12/15/23(6)	2,455	2,519,444
Uniti Group, Inc./CSL Capital, LLC
8.25%, 10/15/23	485	501,975

Security	Principal Amount* (000’s omitted)	Value
VEREIT Operating Partnership, L.P.
4.875%, 6/1/26	1,000	$1,060,920

		$7,433,031

Retailers (Except Food and Drug) — 1.9%
Coach, Inc.
4.125%, 7/15/27	1,000	$991,956
Dollar Tree, Inc.
5.25%, 3/1/20	1,905	1,958,578
5.75%, 3/1/23	4,400	4,658,500
Hot Topic, Inc.
9.25%, 6/15/21(6)	1,510	1,457,150
L Brands, Inc.
8.50%, 6/15/19	3,325	3,711,531
5.625%, 2/15/22	790	849,250
6.875%, 11/1/35	2,310	2,240,700
Macy’s Retail Holdings, Inc.
6.70%, 7/15/34	785	815,575
4.30%, 2/15/43	1,252	974,801
Michaels Stores, Inc.
5.875%, 12/15/20(6)	1,775	1,819,375
Murphy Oil USA, Inc.
6.00%, 8/15/23	4,165	4,414,900
5.625%, 5/1/27	560	584,500
Nordstrom, Inc.
5.00%, 1/15/44	1,035	990,901
Party City Holdings, Inc.
6.125%, 8/15/23(6)	2,910	3,026,400
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	1,225	1,260,219
5.625%, 12/1/25	1,805	1,856,894
Signet UK Finance PLC
4.70%, 6/15/24	1,321	1,287,712
Vista Outdoor, Inc.
5.875%, 10/1/23	1,130	1,166,725

		$34,065,667

Road & Rail — 0.1%
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(6)	1,990	$2,084,525

		$2,084,525

Software and Services — 0.6%
Camelot Finance S.A.
7.875%, 10/15/24(6)	1,115	$1,204,200
Electronic Arts, Inc.
4.80%, 3/1/26	990	1,088,152
Gartner, Inc.
5.125%, 4/1/25(6)	1,340	1,410,899
IHS Markit, Ltd.
5.00%, 11/1/22(6)	2,240	2,428,989
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(6)(11)	2,090	2,163,150

Security	Principal Amount* (000’s omitted)	Value
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc.
6.00%, 7/15/25(6)	1,530	$1,583,550

		$9,878,940

Steel — 0.4%
Allegheny Ludlum, LLC
6.95%, 12/15/25	190	$185,725
Allegheny Technologies, Inc.
5.95%, 1/15/21	455	458,412
7.875%, 8/15/23	1,095	1,149,750
ArcelorMittal
6.75%, 2/25/22	4,000	4,520,000
Steel Dynamics, Inc.
6.375%, 8/15/22	500	518,750
Zekelman Industries, Inc.
9.875%, 6/15/23(6)	140	157,675

		$6,990,312

Surface Transport — 0.7%
CEVA Group, PLC
7.00%, 3/1/21(6)	335	$313,225
Debt and Asset Trading Corp.
1.00%, 10/10/25(7)	2,000	1,248,000
Hertz Corp. (The)
6.25%, 10/15/22	435	381,713
5.50%, 10/15/24(6)	700	577,500
Park Aerospace Holdings, Ltd.
5.25%, 8/15/22(6)	3,975	4,170,053
5.50%, 2/15/24(6)	2,335	2,444,745
XPO Logistics, Inc.
6.50%, 6/15/22(6)	3,035	3,201,925
6.125%, 9/1/23(6)	705	736,725

		$13,073,886

Technology — 0.3%
Abengoa Finance S.A.U.
7.75%, 2/1/20(5)(6)	1,125	$14,063
Dell International, LLC/EMC Corp.
5.875%, 6/15/21(6)	100	105,000
7.125%, 6/15/24(6)	100	109,978
6.02%, 6/15/26(6)	200	220,699
Exela Intermediate, LLC/Exela Finance, Inc.
10.00%, 7/15/23(6)(10)	1,380	1,366,200
International Game Technology PLC
6.50%, 2/15/25(6)	720	793,800
Israel Electric Corp., Ltd.
5.00%, 11/12/24(6)(7)	1,000	1,077,000
Micron Technology, Inc.
5.25%, 8/1/23(6)	585	610,447
Rackspace Hosting, Inc.
8.625%, 11/15/24(6)	1,040	1,110,200
Western Union Co. (The)
6.20%, 11/17/36	637	676,302

		$6,083,689

Security	Principal Amount* (000’s omitted)		Value
Telecommunications — 5.5%
Altice Financing S.A.
6.625%, 2/15/23(6)		2,580	$2,743,675
Altice Luxembourg S.A.
7.25%, 5/15/22(7)	EUR	304	368,576
7.75%, 5/15/22(6)		2,860	3,038,750
7.625%, 2/15/25(6)		1,290	1,423,837
AT&T, Inc.
4.75%, 5/15/46		1,000	985,761
Avaya, Inc.
9.00%, 4/1/19(5)(6)		2,250	1,816,875
CenturyLink, Inc.
5.80%, 3/15/22		210	219,188
6.75%, 12/1/23		1,695	1,831,668
7.50%, 4/1/24		705	773,738
Cincinnati Bell, Inc.
7.00%, 7/15/24(6)		700	733,390
CommScope Technologies, LLC
6.00%, 6/15/25(6)		2,005	2,150,362
5.00%, 3/15/27(6)		1,975	1,975,000
Digicel, Ltd.
6.00%, 4/15/21(6)		2,165	2,083,812
Equinix, Inc.
5.875%, 1/15/26		2,725	2,977,907
5.375%, 5/15/27		1,010	1,079,438
Frontier Communications Corp.
6.25%, 9/15/21		1,960	1,754,200
10.50%, 9/15/22		1,445	1,381,781
7.625%, 4/15/24		285	236,194
6.875%, 1/15/25		1,845	1,462,162
11.00%, 9/15/25		690	643,425
Hughes Satellite Systems Corp.
6.50%, 6/15/19		2,912	3,155,880
5.25%, 8/1/26		1,245	1,305,694
6.625%, 8/1/26		1,635	1,761,712
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20		2,735	2,598,250
7.50%, 4/1/21		220	204,050
5.50%, 8/1/23		1,525	1,269,562
8.00%, 2/15/24(6)		490	529,200
9.75%, 7/15/25(6)(10)		1,400	1,401,750
Juniper Networks, Inc.
4.35%, 6/15/25		730	762,969
Level 3 Financing, Inc.
5.375%, 1/15/24		1,000	1,046,250
Nokia Oyj
4.375%, 6/12/27		360	367,427
SBA Communications Corp.
4.875%, 9/1/24		460	469,200
Sprint Capital Corp.
6.875%, 11/15/28		670	746,427

Security	Principal Amount* (000’s omitted)		Value
Sprint Communications, Inc.
9.00%, 11/15/18(6)		5,014	$5,448,012
7.00%, 8/15/20		4,810	5,303,025
6.00%, 11/15/22		250	265,625
Sprint Corp.
7.25%, 9/15/21		2,060	2,294,325
7.875%, 9/15/23		10,250	11,813,125
7.625%, 2/15/25		1,785	2,059,444
T-Mobile USA, Inc.
6.625%, 4/1/23		1,670	1,771,369
6.375%, 3/1/25		1,395	1,511,831
6.50%, 1/15/26		610	674,813
Verizon Communications, Inc.
5.25%, 3/16/37		1,000	1,079,546
Virgin Media Finance PLC
6.375%, 4/15/23(6)		10,705	11,293,775
5.75%, 1/15/25(6)		2,015	2,098,119
Wind Acquisition Finance S.A.
4.921%, 4/30/19(6)(12)	EUR	600	694,322
3.668%, 7/15/20(6)(12)	EUR	625	717,520
4.75%, 7/15/20(6)		3,800	3,849,400
Zayo Group, LLC/Zayo Capital, Inc.
6.375%, 5/15/25		200	216,624
5.75%, 1/15/27(6)		640	671,200

			$97,060,185

Transportation — 0.1%
A.P. Moller - Maersk A/S
3.75%, 9/22/24(6)		1,025	$1,035,176

			$1,035,176

Utilities — 0.6%
AES Corp. (The)
5.50%, 3/15/24		1,015	$1,061,944
5.50%, 4/15/25		135	141,919
6.00%, 5/15/26		450	483,750
Dynegy, Inc.
6.75%, 11/1/19		1,650	1,709,812
7.375%, 11/1/22		1,025	1,014,750
7.625%, 11/1/24		1,405	1,369,875
Enel Americas SA
4.00%, 10/25/26		1,000	1,012,250
ITC Holdings Corp.
5.30%, 7/1/43		660	772,038
NRG Energy, Inc.
7.875%, 5/15/21		287	297,762
Pattern Energy Group, Inc.
5.875%, 2/1/24(6)		1,000	1,057,500
Southwestern Electric Power Co.
6.20%, 3/15/40		696	898,271
Thames Water Kemble Finance PLC

Security	Principal Amount* (000’s omitted)		Value
5.875%, 7/15/22(7)	GBP	450	$654,852

			$10,474,723

Total Corporate Bonds & Notes (identified cost $859,022,639)			$887,131,176

Foreign Government and Agency Securities — 3.4%
Security	Principal Amount* (000’s omitted)		Value
Albania — 0.2%
Republic of Albania
5.75%, 11/12/20(7)	EUR	2,370	$3,009,661

Total Albania			$3,009,661

Armenia — 0.1%
Republic of Armenia
6.00%, 9/30/20(7)		200	$209,954
7.15%, 3/26/25(7)		1,450	1,592,434

Total Armenia			$1,802,388

Barbados — 0.2%
Barbados Government International Bond
6.625%, 12/5/35(7)		2,300	$1,817,000
7.00%, 8/4/22(7)		112	97,440
7.25%, 12/15/21(7)		668	592,015

Total Barbados			$2,506,455

Belarus — 0.2%
Republic of Belarus
6.875%, 2/28/23(7)		1,580	$1,616,340
7.625%, 6/29/27(7)		1,670	1,710,832

Total Belarus			$3,327,172

Croatia — 0.1%
Croatia
3.875%, 5/30/22(7)	EUR	601	$759,914

Total Croatia			$759,914

Cyprus — 0.2%
Republic of Cyprus
3.75%, 7/26/23(7)	EUR	57	$71,027
3.875%, 5/6/22(7)	EUR	1,615	2,031,907
4.25%, 11/4/25(7)	EUR	393	508,815
4.625%, 2/3/20(6)(7)	EUR	120	151,472

Total Cyprus			$2,763,221

Dominican Republic — 0.1%
Dominican Republic International Bond
8.625%, 4/20/27(7)		2,000	$2,389,140

Total Dominican Republic			$2,389,140

Security	Principal Amount* (000’s omitted)		Value
Ecuador — 0.2%
Republic of Ecuador
10.50%, 3/24/20(6)		1,965	$2,073,075
10.50%, 3/24/20(7)		1,000	1,055,000
10.75%, 3/28/22(7)		325	347,750

Total Ecuador			$3,475,825

El Salvador — 0.2%
Republic of El Salvador
7.375%, 12/1/19(7)		1,210	$1,229,662
7.75%, 1/24/23(7)		1,800	1,833,840
8.25%, 4/10/32(7)		515	512,992
8.625%, 2/28/29(7)		200	208,500

Total El Salvador			$3,784,994

Fiji — 0.1%
Republic of Fiji
6.625%, 10/2/20(7)		2,443	$2,450,529

Total Fiji			$2,450,529

Georgia — 0.0%(13)
Republic of Georgia
6.875%, 4/12/21(7)		559	$623,285

Total Georgia			$623,285

Honduras — 0.2%
Honduras Government International Bond
6.25%, 1/19/27(7)		150	$155,625
7.50%, 3/15/24(7)		400	444,500
8.75%, 12/16/20(7)		2,023	2,305,451

Total Honduras			$2,905,576

Hungary — 0.0%(13)
Hungary Government Bond
5.75%, 11/22/23		470	$538,268

Total Hungary			$538,268

Indonesia — 0.0%(13)
Republic of Indonesia
2.625%, 6/14/23(7)	EUR	450	$540,710

Total Indonesia			$540,710

Lebanon — 0.1%
Lebanese Republic
6.75%, 11/29/27(7)		1,800	$1,801,440

Total Lebanon			$1,801,440

Macedonia — 0.2%
Republic of Macedonia
3.975%, 7/24/21(7)	EUR	2,700	$3,226,337
4.875%, 12/1/20(6)	EUR	485	596,376
4.875%, 12/1/20(7)	EUR	303	372,581

Total Macedonia			$4,195,294

Security	Principal Amount* (000’s omitted)	Value
Poland — 0.0%(13)
Republic of Poland
4.00%, 1/22/24	500	$535,566

Total Poland		$535,566

Romania — 0.0%(13)
Romania Government Bond
6.75%, 2/7/22(7)	450	$522,726

Total Romania		$522,726

Rwanda — 0.2%
Republic of Rwanda
6.625%, 5/2/23(7)	2,863	$2,956,048

Total Rwanda		$2,956,048

Serbia — 0.2%
Republic of Serbia
4.875%, 2/25/20(7)	1,915	$1,998,318
5.875%, 12/3/18(7)	980	1,026,403

Total Serbia		$3,024,721

Seychelles — 0.1%
Republic of Seychelles
7.00% to 1/1/18, 1/1/26(7)(14)	2,017	$2,094,810

Total Seychelles		$2,094,810

Sri Lanka — 0.2%
Republic of Sri Lanka
6.125%, 6/3/25(7)	3,280	$3,358,323
6.85%, 11/3/25(7)	200	211,241

Total Sri Lanka		$3,569,564

Suriname — 0.2%
Republic of Suriname
9.25%, 10/26/26(7)	3,970	$4,089,100

Total Suriname		$4,089,100

Tanzania — 0.1%
United Republic of Tanzania
7.421%, 3/9/20(7)(12)	2,022	$2,122,504

Total Tanzania		$2,122,504

Turkey — 0.3%
Republic of Turkey
5.625%, 3/30/21	1,680	$1,784,540
6.25%, 9/26/22	430	468,111
7.00%, 6/5/20	1,790	1,960,166

Total Turkey		$4,212,817

Total Foreign Government and Agency Securities (identified cost $58,079,119)		$60,001,728

Sovereign Loans — 0.4%
Borrower	Principal Amount (000’s omitted)	Value
Barbados — 0.1%
Government of Barbados
Term Loan, 11.44%, Maturing December 20, 2019(15)	$1,500	$1,484,558

Total Barbados		$1,484,558

Kenya — 0.1%
Government of Kenya
Term Loan, 6.53%, Maturing October 28, 2017(15)	$1,150	$1,150,000
Government of Kenya
Term Loan, 6.42%, Maturing April 18, 2019(15)	200	200,000

Total Kenya		$1,350,000

Tanzania — 0.2%
Government of the United Republic of Tanzania
Term Loan, 6.62%, Maturing June 23, 2022(15)	$3,575	$3,532,881

Total Tanzania		$3,532,881

Total Sovereign Loans (identified cost $6,401,600)		$6,367,439

Mortgage Pass-Throughs — 9.6%
Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, with various maturities to 2019(16)	$1,439	$1,466,085
5.50%, with various maturities to 2032	899	980,069
6.00%, with various maturities to 2031	294	322,089
6.50%, with various maturities to 2036	6,890	7,844,228
7.00%, with various maturities to 2036(16)	6,954	7,987,884
7.13%, with maturity at 2023	107	115,553
7.50%, with various maturities to 2035	4,788	5,464,544
7.65%, with maturity at 2022	88	93,986
8.00%, with various maturities to 2034	2,455	2,760,342
8.25%, with maturity at 2020	50	51,838
8.30%, with maturity at 2020	185	191,915
8.50%, with various maturities to 2031	1,617	1,826,915
9.00%, with various maturities to 2031	273	302,401
9.50%, with various maturities to 2025	219	225,742
10.00%, with maturity at 2020	14	14,651
10.50%, with maturity at 2020	20	20,567

		$29,668,809

Federal National Mortgage Association:
2.602%, with maturity at 2036(17)	$1,194	$1,196,357
2.892%, with maturity at 2022(17)	194	197,143
2.903%, with maturity at 2036(17)	13,115	13,885,071
2.904%, with maturity at 2037(17)	2,280	2,364,098
4.50%, with maturity at 2042(16)	10,538	11,357,790
5.00%, with various maturities to 2040(16)	12,215	13,354,160
5.50%, with various maturities to 2033	1,252	1,405,029
6.00%, with various maturities to 2033	3,627	3,978,188

Security	Principal Amount (000’s omitted)	Value
6.325%, with maturity at 2032(17)	$3,887	$4,262,100
6.50%, with various maturities to 2036(16)	28,533	32,536,180
6.75%, with maturity at 2023	69	74,862
7.00%, with various maturities to 2037	13,114	15,084,335
7.50%, with various maturities to 2035	5,600	6,518,253
7.92%, with maturity at 2027(18)	375	425,642
8.00%, with various maturities to 2034	1,761	2,020,887
8.102%, with maturity at 2029(18)	131	149,432
8.283%, with maturity at 2024(18)	20	22,636
8.287%, with maturity at 2028(18)	100	116,042
8.465%, with maturity at 2027(18)	129	148,868
8.50%, with various maturities to 2037	1,608	1,844,653
9.00%, with various maturities to 2032	2,594	2,920,138
9.402%, with maturity at 2025(18)	30	32,788
9.50%, with various maturities to 2030	940	1,045,124
10.00%, with various maturities to 2020	33	33,881
10.138%, with maturity at 2019(18)	7	7,423
10.50%, with maturity at 2021	69	75,645

		$115,056,725

Government National Mortgage Association:
6.00%, with maturity at 2024	$687	$749,681
6.50%, with various maturities to 2032(16)	5,046	5,612,189
7.00%, with various maturities to 2033	2,394	2,842,601
7.50%, with various maturities to 2032(16)	7,146	8,090,983
8.00%, with various maturities to 2034(16)	4,275	4,977,415
8.30%, with maturity at 2020	70	73,776
8.50%, with various maturities to 2022	191	210,159
9.00%, with various maturities to 2025	813	921,979
9.50%, with various maturities to 2021	460	494,514
10.00%, with maturity at 2019	28	29,538

		$24,002,835

Total Mortgage Pass-Throughs (identified cost $163,363,512)		$168,728,369

Collateralized Mortgage Obligations — 21.8%
Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	$367	$399,294
Series 242, (Principal Only), Class PO, 0.00%, 11/15/36(19)	6,861	6,259,595
Series 259, (Principal Only), Class PO, 0.00%, 4/15/39(19)	4,106	3,747,113
Series 267, (Interest Only), Class S5, 4.841%, 8/15/42(20)(21)	9,540	1,825,156
Series 284, (Interest Only), Class S6, 4.941%, 10/15/42(20)(21)	5,263	1,058,758
Series 1497, Class K, 7.00%, 4/15/23	348	381,878
Series 1529, Class Z, 7.00%, 6/15/23	486	536,524
Series 1620, Class Z, 6.00%, 11/15/23	395	428,851
Series 1677, Class Z, 7.50%, 7/15/23	286	318,323

Security	Principal Amount (000’s omitted)	Value
Series 1702, Class PZ, 6.50%, 3/15/24	$3,414	$3,755,667
Series 2113, Class QG, 6.00%, 1/15/29	758	847,811
Series 2122, Class K, 6.00%, 2/15/29	141	157,688
Series 2130, Class K, 6.00%, 3/15/29	96	106,835
Series 2167, Class BZ, 7.00%, 6/15/29	99	112,853
Series 2182, Class ZB, 8.00%, 9/15/29	1,083	1,267,290
Series 2198, Class ZA, 8.50%, 11/15/29	1,285	1,503,092
Series 2245, Class A, 8.00%, 8/15/27	3,101	3,622,440
Series 2458, Class ZB, 7.00%, 6/15/32	1,077	1,259,198
Series 3606, (Principal Only), Class PO, 0.00%, 12/15/39(19)	4,322	3,694,286
Series 3727, (Interest Only), Class PS, 5.541%, 11/15/38(20)(21)	2,410	65,888
Series 3762, Class SH, 7.899%, 11/15/40(20)	770	886,682
Series 3973, (Interest Only), Class SG, 5.491%, 4/15/30(20)(21)	4,345	381,052
Series 4067, (Interest Only), Class JI, 3.50%, 6/15/27(21)	5,649	626,680
Series 4070, (Interest Only), Class S, 4.941%, 6/15/32(20)(21)	10,491	1,701,800
Series 4088, (Interest Only), Class EI, 3.50%, 9/15/41(21)	13,120	1,812,274
Series 4094, (Interest Only), Class CS, 4.841%, 8/15/42(20)(21)	5,424	1,068,534
Series 4095, (Interest Only), Class HS, 4.941%, 7/15/32(20)(21)	3,939	560,305
Series 4097, Class PE, 3.00%, 11/15/40	2,085	2,120,382
Series 4109, (Interest Only), Class ES, 4.991%, 12/15/41(20)(21)	91	17,340
Series 4109, (Interest Only), Class KS, 4.941%, 5/15/32(20)(21)	2,912	121,307
Series 4110, (Interest Only), Class SA, 4.491%, 9/15/42(20)(21)	6,695	1,042,069
Series 4149, (Interest Only), Class S, 5.091%, 1/15/33(20)(21)	5,225	901,197
Series 4186, (Interest Only), Class IQ, 4.00%, 12/15/28(21)	2,926	61,649
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(21)	4,017	394,958
Series 4203, (Interest Only), Class QS, 5.091%, 5/15/43(20)(21)	9,904	1,593,773
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(21)	2,479	63,950
Series 4273, Class PU, 4.00%, 11/15/43	2,613	2,702,825
Series 4273, Class SP, 9.199%, 11/15/43(20)	581	710,266
Series 4316, (Interest Only), Class JS, 4.941%, 1/15/44(20)(21)	3,300	518,836
Series 4336, Class GU, 3.50%, 2/15/53	8	8,092
Series 4337, Class YT, 3.50%, 4/15/49	7,389	7,486,323
Series 4407, Class LN, 6.872%, 12/15/43(20)	297	295,351
Series 4408, (Interest Only), Class IP, 3.50%, 4/15/44(21)	8,415	1,411,820
Series 4416, Class SU, 6.499%, 12/15/44(20)	7,994	7,959,471
Series 4417, (Principal Only), Class KO, 0.00%, 12/15/43(19)	631	456,716
Series 4435, (Interest Only), Class BI, 3.50%, 7/15/44(21)	19,564	3,299,380
Series 4452, Class ZJ, 3.00%, 11/15/44	2,889	2,668,294
Series 4478, (Principal Only), Class PO, 0.00%, 5/15/45(19)	3,652	3,174,427
Series 4583, Class CZ, 3.50%, 5/15/46	2,834	2,809,618
Series 4584, Class PM, 3.00%, 5/15/46	8,210	8,432,613
Series 4608, Class TV, 3.50%, 1/15/55	10,891	11,079,395
Series 4616, Class EZ, 3.00%, 9/15/46	1,261	1,223,028
Series 4617, Class CZ, 3.50%, 5/15/46	9,318	9,209,609
Series 4629, (Interest Only), Class QI, 3.50%, 11/15/46(21)	9,677	1,611,475
Series 4630, Class CZ, 3.00%, 12/15/43	15,117	14,964,671
Series 4637, Class CU, 3.00%, 8/15/44	8,247	8,031,718
Series 4637, Class QF, 2.051%, 4/15/44(12)	15,895	15,949,265

Security	Principal Amount (000’s omitted)	Value
Series 4637, Class QU, 3.00%, 4/15/44	$8,439	$8,223,553
Series 4639, Class KF, 2.351%, 12/15/44(12)	5,281	5,312,714
Series 4644, (Interest Only), Class TI, 3.50%, 1/15/45(21)	11,151	1,820,492
Series 4648, Class WF, 2.051%, 1/15/47(12)	2,496	2,512,212
Series 4653, (Interest Only), Class PI, 3.50%, 7/15/44(21)	5,887	836,768
Series 4667, (Interest Only), Class PI, 3.50%, 5/15/42(21)	12,849	1,922,894
Series 4677, Class SB, 11.798%, 4/15/47(20)	3,969	4,318,606
Series 4678, Class PC, 3.00%, 1/15/46	17,134	17,357,040
Series 4695, Class CA, 3.00%, 10/15/41	8,611	8,491,025

		$199,500,989

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2016-DNA2, Class M3, 5.866%, 10/25/28(12)	$6,250	$7,014,714
Series 2017-DNA2, Class M2, 4.666%, 10/25/29(12)	3,000	3,167,733

		$10,182,447

Federal National Mortgage Association:
Series G92-44, Class Z, 8.00%, 7/25/22	$2	$1,936
Series G92-44, Class ZQ, 8.00%, 7/25/22	3	3,151
Series G92-46, Class Z, 7.00%, 8/25/22	160	173,205
Series G92-60, Class Z, 7.00%, 10/25/22	219	238,429
Series G93-35, Class ZQ, 6.50%, 11/25/23	4,534	4,954,181
Series G93-40, Class H, 6.40%, 12/25/23	936	1,021,851
Series 379, (Principal Only), Class 1, 0.00%, 5/25/37(19)	4,536	4,173,254
Series 1988-14, Class I, 9.20%, 6/25/18	5	4,709
Series 1989-34, Class Y, 9.85%, 7/25/19	49	51,421
Series 1990-17, Class G, 9.00%, 2/25/20	27	28,447
Series 1990-27, Class Z, 9.00%, 3/25/20	21	22,704
Series 1990-29, Class J, 9.00%, 3/25/20	26	27,797
Series 1990-43, Class Z, 9.50%, 4/25/20	109	116,173
Series 1991-98, Class J, 8.00%, 8/25/21	72	78,319
Series 1992-77, Class ZA, 8.00%, 5/25/22	454	500,141
Series 1992-103, Class Z, 7.50%, 6/25/22	27	29,471
Series 1992-113, Class Z, 7.50%, 7/25/22	59	64,614
Series 1992-185, Class ZB, 7.00%, 10/25/22	98	106,684
Series 1993-16, Class Z, 7.50%, 2/25/23	262	289,263
Series 1993-22, Class PM, 7.40%, 2/25/23	236	259,834
Series 1993-25, Class J, 7.50%, 3/25/23	304	336,986
Series 1993-30, Class PZ, 7.50%, 3/25/23	508	562,398
Series 1993-42, Class ZQ, 6.75%, 4/25/23	749	817,321
Series 1993-56, Class PZ, 7.00%, 5/25/23	112	122,875
Series 1993-156, Class ZB, 7.00%, 9/25/23	128	141,918
Series 1994-45, Class Z, 6.50%, 2/25/24	961	1,049,355
Series 1994-89, Class ZQ, 8.00%, 7/25/24	605	684,531
Series 1996-57, Class Z, 7.00%, 12/25/26	591	667,937
Series 1997-77, Class Z, 7.00%, 11/18/27	293	333,809
Series 1998-44, Class ZA, 6.50%, 7/20/28	308	346,259
Series 1999-45, Class ZG, 6.50%, 9/25/29	93	104,555
Series 2000-22, Class PN, 6.00%, 7/25/30	978	1,093,169
Series 2002-1, Class G, 7.00%, 7/25/23	164	180,075
Series 2002-21, Class PE, 6.50%, 4/25/32	756	862,648
Series 2005-75, Class CS, 19.336%, 9/25/35(20)	948	1,786,383
Series 2006-8, (Principal Only), Class WQ, 0.00%, 3/25/36(19)	5,916	5,221,930

Security	Principal Amount (000’s omitted)	Value
Series 2007-74, Class AC, 5.00%, 8/25/37	$7,906	$8,598,607
Series 2010-99, (Interest Only), Class NS, 5.384%, 3/25/39(20)(21)	3,108	197,075
Series 2010-119, (Interest Only), Class SK, 4.784%, 4/25/40(20)(21)	449	5,217
Series 2010-124, (Interest Only), Class SJ, 4.834%, 11/25/38(20)(21)	3,568	315,602
Series 2011-45, (Interest Only), Class SA, 5.434%, 1/25/29(20)(21)	2,093	78,505
Series 2011-49, Class NT, 6.00%, 6/25/41(20)	934	1,026,618
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(21)	14,113	1,364,103
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(21)	4,568	442,012
Series 2011-109, Class PE, 3.00%, 8/25/41	4,683	4,731,667
Series 2012-24, (Interest Only), Class S, 4.284%, 5/25/30(20)(21)	3,341	268,143
Series 2012-33, (Interest Only), Class CI, 3.50%, 3/25/27(21)	7,797	802,908
Series 2012-56, (Interest Only), Class SU, 5.534%, 8/25/26(20)(21)	2,626	149,804
Series 2012-94, (Interest Only), Class KS, 5.434%, 5/25/38(20)(21)	8,586	1,258,957
Series 2012-97, (Interest Only), Class PS, 4.934%, 3/25/41(20)(21)	9,839	1,515,855
Series 2012-103, (Interest Only), Class GS, 4.884%, 2/25/40(20)(21)	9,120	905,286
Series 2012-118, (Interest Only), Class IN, 3.50%, 11/25/42(21)	12,261	2,341,500
Series 2012-124, (Interest Only), Class IO, 1.611%, 11/25/42(18)(21)	9,495	426,663
Series 2012-134, Class ZT, 2.00%, 12/25/42	4,279	3,667,060
Series 2012-150, (Interest Only), Class SK, 4.934%, 1/25/43(20)(21)	7,047	1,284,661
Series 2013-6, Class TA, 1.50%, 1/25/43	7,069	6,921,417
Series 2013-12, (Interest Only), Class SP, 4.434%, 11/25/41(20)(21)	3,668	503,629
Series 2013-15, (Interest Only), Class DS, 4.984%, 3/25/33(20)(21)	14,417	2,715,386
Series 2013-16, (Interest Only), Class SY, 4.934%, 3/25/43(20)(21)	3,246	572,941
Series 2013-52, Class MD, 1.25%, 6/25/43	7,747	7,391,881
Series 2013-54, (Interest Only), Class HS, 5.084%, 10/25/41(20)(21)	5,022	600,292
Series 2013-64, (Interest Only), Class PS, 5.034%, 4/25/43(20)(21)	5,807	918,446
Series 2013-67, Class NF, 2.216%, 7/25/43(12)	2,784	2,749,204
Series 2013-75, (Interest Only), Class SC, 5.034%, 7/25/42(20)(21)	13,756	1,638,442
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(21)	2,091	359,355
Series 2014-35, Class CF, 1.566%, 6/25/44(12)	6,291	6,295,645
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(21)	2,127	344,130
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(21)	5,641	821,543
Series 2014-64, Class PA, 3.00%, 3/25/44	7,227	7,321,670
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(21)	7,265	1,329,761
Series 2015-17, (Interest Only), Class SA, 4.984%, 11/25/43(20)(21)	7,983	1,347,966
Series 2015-52, (Interest Only), Class MI, 3.50%, 7/25/45(21)	6,414	1,004,028
Series 2015-89, Class ZB, 3.00%, 5/25/54	3,987	3,981,370
Series 2015-95, (Interest Only), Class SB, 4.784%, 1/25/46(20)(21)	18,908	3,736,570
Series 2016-1, (Interest Only), Class SJ, 4.934%, 2/25/46(20)(21)	28,336	5,688,489
Series 2016-22, Class ZE, 3.00%, 6/25/44	1,102	1,097,578
Series 2017-13, Class KF, 2.051%, 2/25/47(12)	3,146	3,158,851
Series 2017-15, Class LE, 3.00%, 6/25/46	19,741	19,977,927
Series 2017-39, Class JZ, 3.00%, 5/25/47	2,230	2,184,083
Series 2017-48, Class LG, 2.75%, 5/25/47	10,000	10,006,514

		$148,505,094

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C01, Class 1B1, 6.966%, 7/25/29(12)	$4,500	$5,109,122
Series 2017-C03, Class 1B1, 6.066%, 10/25/29(12)	2,000	2,136,806
Series 2017-C03, Class 1M2, 4.216%, 10/25/29(12)	2,750	2,827,891

		$10,073,819

Security	Principal Amount (000’s omitted)	Value
Government National Mortgage Association:
Series 2002-45, Class PG, 6.00%, 3/17/32	$359	$363,855
Series 2011-156, Class GA, 2.00%, 12/16/41	762	676,261
Series 2016-81, Class CZ, 2.25%, 3/16/45	1,092	1,078,166
Series 2016-129, Class ZC, 2.00%, 6/20/45	4,614	4,545,811
Series 2016-171, Class AZ, 2.50%, 10/20/44	2,356	2,356,025
Series 2017-82, Class CZ, 2.50%, 2/16/43	3,065	3,002,653
Series 2017-82, Class TZ, 2.50%, 2/16/43	2,714	2,633,487

		$14,656,258

Total Collateralized Mortgage Obligations (identified cost $389,789,152)		$382,918,607

Commercial Mortgage-Backed Securities — 4.8%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2015-1, Class A2, 3.13%, 4/15/34(6)	$1,436	$1,442,463
Agate Bay Mortgage Trust
Series 2015-1, Class A4, 3.50%, 1/25/45(6)(12)	3,694	3,793,026
Banc of America Merrill Lynch Large Loan, Inc.
Series 2013-DSNY, Class E, 3.589%, 9/15/26(6)(12)	1,500	1,501,325
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class D, 4.443%, 12/10/54(6)	1,000	806,881
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A2, 1.813%, 9/10/45	288	288,364
Series 2015-P1, Class D, 3.225%, 9/15/48(6)	1,500	1,234,882
COMM Mortgage Trust
Series 2012-CR2, Class AM, 3.791%, 8/15/45	395	411,754
Series 2012-CR2, Class D, 5.002%, 8/15/45(6)(18)	1,650	1,624,450
Series 2013-CR11, Class D, 5.336%, 8/10/50(6)(18)	2,500	2,421,062
Series 2014-CR21, Class D, 4.064%, 12/10/47(6)(18)	2,500	2,132,085
Series 2014-UBS2, Class A2, 2.82%, 3/10/47	2,200	2,232,161
Series 2015-CR22, Class D, 4.261%, 3/10/48(6)(18)	4,100	3,402,056
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class C, 4.51%, 12/15/49(18)	2,770	2,759,762
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class A2, 3.046%, 4/15/47	2,448	2,496,136
Series 2014-C19, Class D, 4.821%, 4/15/47(6)(18)	1,425	1,280,442
Series 2014-C21, Class D, 4.815%, 8/15/47(6)(18)	3,000	2,557,115
Series 2014-C22, Class C, 4.712%, 9/15/47(18)	730	728,105
Series 2014-C22, Class D, 4.712%, 9/15/47(6)(18)	4,500	3,766,168
Series 2014-C25, Class D, 4.096%, 11/15/47(6)(18)	2,850	2,289,112
Series 2015-C29, Class D, 3.842%, 5/15/48(18)	2,000	1,581,154
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM, 5.372%, 5/15/47	1,801	1,799,278
Series 2010-C2, Class D, 5.724%, 11/15/43(6)(18)	3,247	3,394,103
Series 2011-C5, Class D, 5.588%, 8/15/46(6)(18)	3,000	3,046,159
Series 2012-CBX, Class AS, 4.271%, 6/15/45	1,000	1,061,679
Series 2013-C13, Class D, 4.188%, 1/15/46(6)(18)	3,000	2,770,323

Security	Principal Amount (000’s omitted)	Value
Series 2013-LC11, Class AS, 3.216%, 4/15/46	$1,110	$1,124,069
Series 2014-DSTY, Class B, 3.771%, 6/10/27(6)	2,600	2,607,807
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C15, Class D, 5.056%, 4/15/47(6)(18)	2,450	2,279,327
Series 2015-C23, Class D, 4.272%, 7/15/50(6)(18)	2,000	1,715,454
Series 2016-C32, Class D, 3.396%, 12/15/49(6)(18)	1,600	1,192,995
Morgan Stanley Capital I Trust
Series 2007-IQ16, Class A4, 5.809%, 12/12/49	253	254,075
Motel 6 Trust
Series 2015-MTL6, Class D, 4.532%, 2/5/30(6)	2,500	2,503,259
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.731%, 5/10/45(6)(18)	3,000	3,030,693
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class D, 6.25%, 1/10/45(6)(18)	2,850	3,112,981
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class D, 4.431%, 7/15/46(6)(18)	3,000	2,742,575
Series 2015-C29, Class D, 4.366%, 6/15/48(18)	4,076	3,488,716
Series 2015-C31, Class D, 3.852%, 11/15/48	2,475	1,904,082
Series 2015-LC22, Class C, 4.692%, 9/15/58(18)	1,250	1,253,354
Series 2015-NXS1, Class D, 4.24%, 5/15/48(18)	2,500	2,182,227
Series 2015-SG1, Class C, 4.619%, 9/15/48(18)	1,575	1,528,143
WF-RBS Commercial Mortgage Trust
Series 2013-C13, Class AS, 3.345%, 5/15/45	660	674,261
Series 2014-LC14, Class D, 4.586%, 3/15/47(6)(18)	3,000	2,527,356

Total Commercial Mortgage-Backed Securities (identified cost $85,496,366)		$84,941,419

Asset-Backed Securities — 3.2%

Security	Principal Amount (000’s omitted)	Value
Apidos CLO XVII
Series 2014-17A, Class C, 4.458%, 4/17/26(6)(12)	$1,000	$997,421
Series 2014-17A, Class D, 5.908%, 4/17/26(6)(12)	1,000	996,509
Avis Budget Rental Car Funding, LLC
Series 2012-3A, Class A, 2.10%, 3/20/19(6)	1,750	1,753,439
Series 2013-2A, Class B, 3.66%, 2/20/20(6)	450	457,109
Blackbird Capital Aircraft Lease Securitization, Ltd.
Series 2016-1A, Class AA, 2.487%, 12/16/41(6)(14)	4,266	4,262,073
Coinstar Funding, LLC
Series 2017-1A, Class A2, 5.216%, 4/25/47(6)	1,420	1,445,106
Colony American Homes
Series 2014-1A, Class C, 3.059%, 5/17/31(6)(12)	2,740	2,765,037
Series 2014-1A, Class D, 3.359%, 5/17/31(6)(12)	500	502,489
Consumer Loan Underlying Bond Credit Trust
Series 2017-NP1, Class A, 2.39%, 4/17/23(6)	1,600	1,601,712
DB Master Finance, LLC
Series 2015-1A, Class A2I, 3.262%, 2/20/45(6)	2,629	2,651,013

Security	Principal Amount (000’s omitted)	Value
Dell Equipment Finance Trust
Series 2015-1, Class C, 2.42%, 3/23/20(6)	$1,950	$1,956,097
Series 2016-1, Class B, 2.03%, 7/22/21(6)	1,750	1,747,738
First Investors Auto Owner Trust
Series 2015-1A, Class C, 2.71%, 6/15/21(6)	1,400	1,405,501
Series 2016-2A, Class A1, 1.53%, 11/16/20(6)	605	604,252
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(6)	1,391	1,390,999
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2I, 3.857%, 4/30/47(6)	1,035	1,051,785
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(6)	3,600	3,611,710
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class B, 1.97%, 5/15/20(6)	255	255,297
Invitation Homes Trust
Series 2015-SFR2, Class C, 3.209%, 6/17/32(6)(12)	2,000	2,009,665
MVW Owner Trust
Series 2014-1A, Class A, 2.25%, 9/22/31(6)	928	921,868
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(6)	1,600	1,607,770
OneMain Financial Issuance Trust
Series 2014-1A, Class A, 2.43%, 6/18/24(6)	116	116,369
Series 2014-1A, Class B, 3.24%, 6/18/24(6)	1,200	1,201,365
Series 2015-1A, Class B, 3.85%, 3/18/26(6)	1,200	1,218,506
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A, 2.56%, 6/15/23(6)	1,100	1,102,785
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(6)	432	431,376
Series 2015-1A, Class B, 3.05%, 3/22/32(6)	858	862,638
SpringCastle Funding Trust
Series 2016-AA, Class A, 3.05%, 4/25/29(6)	1,991	2,005,618
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A, 1.74%, 9/15/21	1,000	1,000,937
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(6)	2,968	3,040,225
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(6)	809	809,022
Thunderbolt Aircraft Lease, Ltd.
Series 2017-A, Class B, 5.75%, 5/17/32(6)(14)	1,995	2,022,825
Trafigura Securitisation Finance PLC
Series 2017-1A, Class B, 2.906%, 12/15/20(6)(12)	1,500	1,500,000
Tricon American Homes
Series 2015-SFR1, Class D, 3.372%, 5/17/32(6)(12)	1,000	1,006,537
Series 2016-SFR1, Class D, 3.886%, 11/17/33(6)	1,300	1,302,956
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/21(6)	2,400	2,391,114
Wendys Funding, LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(6)	3,144	3,179,680

Total Asset-Backed Securities (identified cost $56,737,280)		$57,186,543

U.S. Government Agency Obligations — 1.8%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank
3.25%, 7/1/30(16)	$5,000	$5,176,250

		$5,176,250

Federal Home Loan Bank
4.125%, 12/13/19(16)	$3,975	$4,221,219
5.25%, 12/9/22(16)	9,000	10,472,004
5.375%, 5/15/19(16)	6,585	7,061,616
5.50%, 7/15/36	4,000	5,441,216

		$27,196,055

Total U.S. Government Agency Obligations (identified cost $31,166,370)		$32,372,305

U.S. Treasury Obligations — 1.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 8.875%, 2/15/19(16)	$25,000	$28,045,900

Total U.S. Treasury Obligations (identified cost $28,245,372)		$28,045,900

Common Stocks — 0.8%

Security	Shares	Value
Aerospace and Defense — 0.0%(13)
IAP Global Services, LLC(3)(22)(23)	31	$499,519

		$499,519

Automotive — 0.1%
Dayco Products, LLC(3)(22)(23)	27,250	$858,375

		$858,375

Business Equipment and Services — 0.0%(13)
Education Management Corp.(3)(22)(23)	5,580,468	$0
RCS Capital Corp.(22)(23)	37,523	609,749

		$609,749

Electronics/Electrical — 0.1%
Answers Corp.(22)(23)	78,756	$1,191,184

		$1,191,184

Health Care — 0.0%(13)
New Millennium Holdco, Inc.(22)(23)	42,216	$79,155

		$79,155

Lodging and Casinos — 0.0%(13)
Tropicana Entertainment, Inc.(22)(23)	17,051	$726,373

		$726,373

Security	Shares	Value
Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(22)(23)	707	$0

		$0

Oil and Gas — 0.4%
Ameriforge Group, Inc.(3)(22)(23)	58,408	$2,044,280
Bonanza Creek Energy, Inc.(22)	47,481	1,505,623
Frontera Energy Corp.(22)	4,778	123,951
Nine Point Energy Holdings, Inc.(3)(6)(22)	24,648	362,473
Patterson-UTI Energy, Inc.	76,559	1,545,726
Samson Resources II, LLC, Class A(22)(23)	45,294	1,071,960
Southcross Holdings Group, LLC(3)(22)(23)	78	0
Southcross Holdings L.P., Class A(22)(23)	78	44,655

		$6,698,668

Publishing — 0.2%
ION Media Networks, Inc.(3)(23)	5,187	$2,621,354
MediaNews Group, Inc.(3)(22)(23)	14,016	493,634
Nelson Education, Ltd.(3)(22)(23)	73,690	0

		$3,114,988

Total Common Stocks (identified cost $12,633,384)		$13,778,011

Convertible Bonds — 0.0%(13)

Security	Principal Amount (000’s omitted)	Value
Utilities — 0.0%(13)
NRG Yield, Inc., 3.25%, 6/1/20(6)	$225	$226,828

Total Convertible Bonds (identified cost $218,718)		$226,828

Convertible Preferred Stocks — 0.0%(13)

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(3)(22)(23)	6,209	$0

		$0

Oil and Gas — 0.0%(13)
Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(6)(11)	555	$555,000

		$555,000

Total Convertible Preferred Stocks (identified cost $993,211)		$555,000

Closed-End Funds — 1.2%

Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	1,983,603	$21,740,289

Total Closed-End Funds (identified cost $24,216,474)		$21,740,289

Miscellaneous — 0.0%(13)
Security	Principal Amount/ Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(3)(22)	2,257,600	$0

		$0

Lodging and Casinos — 0.0%(13)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(6)(22)	$889,622	$445

		$445

Manufacturing — 0.0%
Bonal International, Inc., Escrow Certificate(3)(22)	$2,010,000	$0

		$0

Total Miscellaneous (identified cost $0)		$445

Short-Term Investments — 2.0%

U.S. Treasury Obligations — 0.1%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 9/28/17	$500	$498,785

Total U.S. Treasury Obligations (identified cost $498,850)		$498,785

Other — 1.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.20%(24)	33,808,399	$33,815,161

Total Other (identified cost $33,817,008)		$33,815,161

Total Short-Term Investments (identified cost $34,315,858)		$34,313,946

Total Investments — 154.8% (identified cost $2,707,941,001)		$2,725,677,305

Description	Value
Less Unfunded Loan Commitments — (0.0)%(13)	$(531,539)

Net Investments — 154.8% (identified cost $2,707,409,462)	$2,725,145,766

Other Assets, Less Liabilities — (39.7)%	$(698,401,659)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (15.1)%	$(266,664,124)

Net Assets Applicable to Common Shares — 100.0%	$1,760,079,983

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	This Senior Loan will settle after June 30, 2017, at which time the interest rate will be determined.

(5)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2017, the aggregate value of these securities is $551,494,774 or 31.3% of the Fund’s net assets applicable to common shares.

(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2017, the aggregate value of these securities is $67,959,949 or 3.9% of the Fund’s net assets applicable to common shares.

(8)	Security converts to floating rate after the indicated fixed-rate coupon period.

(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(10)	When-issued security.

(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(12)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2017.

(13)	Amount is less than 0.05% or (0.05)%, as applicable.

(14)	Multi-step coupon bond. Interest rate represents the rate in effect at June 30, 2017.

(15)	Variable interest rate that updates semiannually based on changes to the LIBOR. The stated interest rate represents the rate in effect at June 30, 2017.

(16)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(17)	Adjustable rate mortgage security. Rate shown is the rate at June 30, 2017.

(18)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2017.

(19)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(20)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2017.

(21)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(22)	Non-income producing security.

(23)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(24)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2017 was $171,988.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	310,000	USD	352,771	State Street Bank and Trust Company	7/5/17	$1,296	$—
USD	544,494	EUR	484,356	JPMorgan Chase Bank, N.A.	7/21/17	—	(9,167)
USD	720,511	EUR	644,957	Deutsche Bank AG	7/24/17	—	(16,843)
USD	128,228	EUR	114,372	Deutsche Bank AG	7/26/17	—	(2,542)
USD	2,949,639	EUR	2,618,015	Deutsche Bank AG	7/26/17	—	(43,741)
USD	4,097,496	EUR	3,648,088	Goldman Sachs International	7/28/17	—	(74,073)
EUR	369,347	USD	402,985	State Street Bank and Trust Company	7/31/17	19,425	—
EUR	283,621	USD	318,682	State Street Bank and Trust Company	7/31/17	5,687	—
USD	823,840	CHF	813,781	State Street Bank and Trust Company	7/31/17	—	(26,197)
USD	9,386,072	EUR	8,577,238	Goldman Sachs International	7/31/17	—	(423,459)
USD	452,032	EUR	396,377	HSBC Bank USA, N.A.	7/31/17	—	(1,292)
USD	331,560	EUR	295,082	State Street Bank and Trust Company	7/31/17	—	(5,916)
USD	479,957	EUR	435,000	State Street Bank and Trust Company	7/31/17	—	(17,539)
USD	380,169	EUR	348,435	State Street Bank and Trust Company	7/31/17	—	(18,326)
USD	5,596,956	EUR	5,120,414	State Street Bank and Trust Company	7/31/17	—	(259,109)
USD	2,665,291	GBP	2,060,495	State Street Bank and Trust Company	7/31/17	—	(20,613)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,590,963	EUR	2,315,944	JPMorgan Chase Bank, N.A.	8/24/17	$—	$(60,982)
GBP	1,139,888	USD	1,472,324	State Street Bank and Trust Company	8/31/17	14,891	—
USD	6,210,124	CAD	8,349,015	HSBC Bank USA, N.A.	8/31/17	—	(234,100)
USD	3,033,270	EUR	2,703,593	State Street Bank and Trust Company	8/31/17	—	(63,682)
USD	10,619,329	EUR	9,426,416	State Street Bank and Trust Company	8/31/17	—	(178,578)
USD	830,265	GBP	640,138	HSBC Bank USA, N.A.	8/31/17	—	(4,925)
USD	130,860	GBP	100,875	State Street Bank and Trust Company	8/31/17	—	(752)
USD	439,498	GBP	340,000	State Street Bank and Trust Company	8/31/17	—	(4,102)
USD	723,236	GBP	559,856	State Street Bank and Trust Company	8/31/17	—	(7,210)
USD	1,763,089	GBP	1,365,000	State Street Bank and Trust Company	8/31/17	—	(17,831)
USD	176,694	GBP	137,988	State Street Bank and Trust Company	9/14/17	—	(3,416)
EUR	130,851	USD	146,313	State Street Bank and Trust Company	9/29/17	3,815	—
EUR	199,164	USD	227,662	State Street Bank and Trust Company	9/29/17	843	—
GBP	278,391	USD	355,077	BNP Paribas	9/29/17	8,474	—
USD	354,358	EUR	310,000	State Street Bank and Trust Company	9/29/17	—	(1,313)
USD	3,861,577	GBP	2,979,083	Goldman Sachs International	9/29/17	—	(28,800)
USD	554,021	GBP	436,347	State Street Bank and Trust Company	9/29/17	—	(15,803)

						$54,431	$(1,540,311)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. 2-Year Treasury Note	150	Short	Sep-17	$(32,467,969)	$(32,416,407)	$51,562
U.S. 5-Year Deliverable Interest Rate Swap	98	Short	Sep-17	(9,833,981)	(9,795,406)	38,575
U.S. 5-Year Treasury Note	150	Short	Sep-17	(17,719,969)	(17,675,391)	44,578
U.S. 10-Year Deliverable Interest Rate Swap	144	Short	Sep-17	(14,742,661)	(14,620,500)	122,161
U.S. 10-Year Treasury Note	140	Short	Sep-17	(17,625,781)	(17,574,375)	51,406
U.S. Ultra 10-Year Treasury Note	70	Short	Sep-17	(9,453,828)	(9,436,875)	16,953

						$325,235

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
LCH.Clearnet(1)	EUR	8,300	Receives	6-month Euro Interbank Offered Rate	0.25(2)	9/20/22	$0
LCH.Clearnet(1)	EUR	122	Receives	6-month Euro Interbank Offered Rate	1.00(2)	9/20/27	0
LCH.Clearnet	USD	1,950	Receives	3-month USD-LIBOR-BBA	1.50(2)	3/20/20	(8,766)

							$(8,766)

(1)	Effective date, which represents the date on which the Fund and the counterparty to the interest rate swap begin interest payment accrual, is after June 30, 2017.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received	Net Unrealized Appreciation (Depreciation)
Bahamas	Deutsche Bank AG	$1,150	1.00	%(1)	6/20/22	2.95%	$(92,874)	$102,789	$9,915
Brazil	Citibank, N.A.	200	1.00	(1)	6/20/22	2.38	(12,499)	12,473	(26)
Brazil	Deutsche Bank AG	2,400	1.00	(1)	6/20/22	2.38	(149,989)	143,283	(6,706)
Brazil	HSBC Bank USA, N.A.	49	1.00	(1)	6/20/22	2.38	(3,062)	2,945	(117)
El Salvador	Citibank, N.A.	725	1.00	(1)	9/20/17	2.41	(2,093)	4,174	2,081
Russia	Citibank, N.A.	1,000	1.00	(1)	6/20/21	1.33	(12,404)	46,192	33,788
Russia	Deutsche Bank AG	1,200	1.00	(1)	9/20/20	1.08	(2,685)	84,076	81,391
Russia	Goldman Sachs International	600	1.00	(1)	9/20/20	1.08	(1,343)	47,156	45,813

Total		$7,324					$(276,949)	$443,088	$166,139

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At June 30, 2017, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $7,324,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At June 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaps to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at June 30, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps	$—	$(276,949)

Total		$—	$(276,949)

Foreign Exchange	Forward foreign currency exchange contracts	$54,431	$(1,540,311)

Total		$54,431	$(1,540,311)

Interest Rate	Financial futures contracts*	$325,235	$—
Interest Rate	Interest rate swaps (centrally cleared)	—	(8,766)

Total		$325,235	$(8,766)

*	Amount represents cumulative unrealized appreciation on futures contracts.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of June 30, 2017 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate	Principal Amount	Value Including Accrued Interest	U.S. Treasury and Agency Securities Pledged as Collateral
Bank of America	6/15/17	7/14/17	1.35%	$28,297,500	$28,313,417	$28,045,900
Bank of America	6/15/17	7/14/17	1.39	50,829,867	50,859,517	52,099,450
KGS Alpha Capital	6/15/17	7/14/17	1.40	45,043,345	45,069,433	47,126,422

Total				$124,170,712	$124,242,367	$127,271,772

At June 30, 2017, the remaining contractual maturity of all reverse repurchase agreements was less than 30 days.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at June 30, 2017. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at June 30, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,729,731,811

Gross unrealized appreciation	$60,694,000
Gross unrealized depreciation	(65,280,045)

Net unrealized depreciation	$(4,586,045)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$945,302,570	$1,535,191	$946,837,761
Corporate Bonds & Notes	—	887,131,176	0	887,131,176
Foreign Government and Agency Securities	—	60,001,728	—	60,001,728
Sovereign Loans	—	6,367,439	—	6,367,439
Mortgage Pass-Throughs	—	168,728,369	—	168,728,369
Collateralized Mortgage Obligations	—	382,918,607	—	382,918,607
Commercial Mortgage-Backed Securities	—	84,941,419	—	84,941,419
Asset-Backed Securities	—	57,186,543	—	57,186,543
U.S. Government Agency Obligations	—	32,372,305	—	32,372,305
U.S. Treasury Obligations	—	28,045,900	—	28,045,900
Common Stocks	3,901,673	2,996,703	6,879,635	13,778,011
Convertible Bonds	—	226,828	—	226,828
Convertible Preferred Stocks	—	—	555,000	555,000
Closed-End Funds	21,740,289	—	—	21,740,289
Miscellaneous	—	445	0	445
Short-Term Investments —
U.S. Treasury Obligations	—	498,785	—	498,785
Other	—	33,815,161	—	33,815,161
Total Investments	$25,641,962	$2,690,533,978	$8,969,826	$2,725,145,766
Forward Foreign Currency Exchange Contracts	$—	$54,431	$—	$54,431
Futures Contracts	325,235	—	—	325,235
Total	$25,967,197	$2,690,588,409	$8,969,826	$2,725,525,432

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,540,311)	$—	$(1,540,311)
Swap Contracts	—	(285,715)	—	(285,715)
Total	$—	$(1,826,026)	$—	$(1,826,026)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2017 is not presented. At June 30, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2017